As filed with the Securities and Exchange Commission on November 6, 2014

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

Voya Equity Trust

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

It is proposed that this filing will become effective on December 15, 2014, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W of Voya Large Cap Value Fund

Voya Core Equity Research Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

December 29, 2014

Dear Shareholder:

On behalf of the Board of Directors (the “Board”) of Voya Core Equity Research Fund (“Core Equity Fund”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Core Equity Fund. The Special Meeting is scheduled for 1:00 p.m., Local time, on February 12, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of Core Equity Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of Core Equity Fund with and into Voya Large Cap Value Fund (“Large Cap Value Fund”) (together with Core Equity Fund, the “Funds,” each a “Fund”). The Funds are members of the Voya family of funds.

If the Reorganization is approved by shareholders, you will become a shareholder of Large Cap Value Fund beginning on the date that the Reorganization occurs. The Reorganization would provide shareholders of Core Equity Fund with an opportunity to participate in a fund that seeks long-term growth of capital and current income.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than February 11, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

Voya Core Equity Research Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

Scheduled for February 12, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya Core Equity Research Fund (“Core Equity Fund”) is scheduled for 1:00 p.m., Local time on February 12, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Core Equity Fund’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Core Equity Fund and Voya Large Cap Value Fund (“Large Cap Value Fund”), providing for the reorganization of Core Equity Fund with and into Large Cap Value Fund (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Directors of Core Equity Fund recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on November 14, 2014, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by February 11, 2015, so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Core Equity Fund or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary

December 29, 2014

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PROXY STATEMENT/PROSPECTUS

December 29, 2014

Special Meeting of Shareholders

of Voya Core Equity Research Fund

Scheduled for February 12, 2015

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Voya Core Equity Research Fund (A series of Voya Series Fund, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180	Voya Large Cap Value Fund (A series of Voya Equity Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on February 12, 2015
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Large Cap Value Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about Voya Core Equity Research Fund (“Core Equity Fund”) and Voya Large Cap Value Fund (“Large Cap Value Fund,” and together with Core Equity Fund, the “Funds”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/literature

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated December 29, 2014 relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information, each dated September 30, 2014 for Core Equity Fund; and

3.	The Prospectuses and Statement of Additional Information, each dated September 30, 2014 for Large Cap Value Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Funds’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file numbers for the documents listed above as (2) and (3) are 033-41694 and 333-56881, respectively.

Introduction

What is happening?

On May 22, 2014, the Board of Trustees/Directors of Voya Core Equity Research Fund (“Core Equity Fund”) and Voya Large Cap Value Fund (“Large Cap Value Fund,” together with Core Equity Fund, the “Funds”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Core Equity Fund with and into Large Cap Value Fund (the “Reorganization”). The Reorganization Agreement requires shareholder approval by the shareholders of Core Equity Fund, and if approved, is expected to be effective on March 6, 2015, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for Core Equity Fund. It provides you with information you should review before voting on the matters listed below and in the Notice of Special Meeting.

Because you, as a shareholder of Core Equity Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Large Cap Value Fund, this Proxy Statement also serves as a prospectus for Large Cap Value Fund. Large Cap Value Fund is an open-end management investment company, which seeks long-term growth of capital and current income, as described more fully below.

What proposal will be considered at the Special Meeting?

At the special meeting of shareholders (the “Special Meeting”), shareholders of Core Equity Fund are being asked to approve a Reorganization Agreement by and between Large Cap Value Fund and Core Equity Fund providing for the reorganization of Core Equity Fund with and into Large Cap Value Fund.

Who is eligible to vote?

Shareholders holding an investment in shares of Core Equity Fund as of the close of business on November 14, 2014 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting.

To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m., Local time, on February 11, 2015.

Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at 866-434-5625. (See “General Information” for more information on the Proxy Solicitor.)

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on February 12, 2015, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is attached hereto as Appendix A. For more information about Large Cap Value Fund, please consult Appendix B and the Prospectus dated September 30, 2014.

Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Core Equity Fund to Large Cap Value Fund in exchange for shares of beneficial interest of Large Cap Value Fund;

•	the assumption by Large Cap Value Fund of all the liabilities of Core Equity Fund;

•	the distribution of shares of Large Cap Value Fund to the shareholders of Core Equity Fund; and

•	the complete liquidation of Core Equity Fund.

If shareholders approve the Reorganization, each owner of Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares of Core Equity Fund would become a shareholder of the corresponding share class of Large Cap Value Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Core Equity Fund will hold, immediately after the Closing Date, shares of Large Cap Value Fund having an aggregate value equal to the aggregate value of the shares of Core Equity Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Funds have substantially identical investment objectives and similar investment strategies. Core Equity Fund seeks long-term growth of capital and income while Large Cap Value Fund seeks long-term growth of capital and current income. In addition, under normal market conditions, Large Cap Value Fund invests at least 80% of its net assets in equity securities of dividend-paying, large-capitalization issuers, while Core Equity Fund invests at least 80% of its net assets in equity securities of companies that the sub-adviser believes have significant potential for capital appreciation, income growth, or both.

•	Voya Investments, LLC (“Voya Investments” or the “Adviser”) serves as investment adviser to both Funds. Voya Investment Management Co. LLC (“Voya IM”) serves as sub-adviser to both Funds.

•	Each Fund is distributed by Voya Investments Distributor, LLC (“Distributor”).

•	With respect to Core Equity Fund, shareholders of each class except Class R6 are expected to experience a decrease in their net and gross expenses as a result of the Reorganization. Shareholders of Class R6 of Core Equity Fund are expected to experience a decrease in their gross expenses, but due to certain extraordinary expenses, they are expected to experience an increase in their net expenses as a result of the Reorganization.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase or sell their shares. Shareholders of Core Equity Fund will not pay any sales charges in connection with the Reorganization. For purposes of any contingent deferred sales charges, the purchase date of any shares received in the Reorganization will be the same purchase date that was applicable to your shares of Core Equity Fund.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Core Equity Fund nor its shareholders, nor Large Cap Value Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

2

Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Core Equity Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of Core Equity Fund with and into Large Cap Value Fund. If the Reorganization is approved, shareholders in Core Equity Fund will become shareholders in Large Cap Value Fund as of the close of business on the Closing Date.

Why is a Reorganization proposed?

The Adviser and its affiliates are in the process of conducting a comprehensive review of the mutual funds offered within the Voya family of funds. At the May 2014 Board meeting, the Adviser presented the Reorganization to the Board as part of a series of proposals intended to enhance the efficiency and reduce the complexity of the Voya family of funds. In support of its Reorganization proposal, the Adviser noted that shareholders of Core Equity Fund are expected to benefit from a reduction in gross expenses as shareholders of Large Cap Value Fund.

How do the Investment Objectives compare?

As described in the chart that follows, the Funds have substantially identical investment objectives.

	Core Equity Fund	Large Cap Value Fund
Investment Objective	The Fund seeks long-term growth of capital and income.	The Fund seeks long-term growth of capital and current income.

How do the fees and expenses compare?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Pro Forma fees and expenses, which are the estimated fees and expenses of Large Cap Value Fund after giving effect to the Reorganization, assume the Reorganization occurred on May 31, 2014. The Annual Fund Operating Expenses reflect the contractual fees and expenses of the Funds. For the fiscal period ending May 31, 2014, certain reimbursements further reduced the net expenses below the amounts shown here for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares of Core Equity Fund and Class A, Class B, Class C, Class I, Class O, Class R6, and Class W shares of Large Cap Value Fund. For more information on the net expense ratios for each Fund for the fiscal year ended May 31, 2014, please see Appendix C for each Fund’s audited financial highlights.

Shareholders of Core Equity Fund will not pay any sales charges in connection with the Reorganization. For purposes of any contingent deferred sales charges, the purchase date of any shares received in the Reorganization will be the same as the purchase date that was applicable to your shares of Core Equity Fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of each Fund’s Prospectuses and Statement of Additional Information each dated September 30, 2014.

Shareholder Fees

Fees paid directly from your investment

	Maximum sales charge (load) as a % of offering price			Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class	Core Equity Fund	Large Cap Value Fund	Large Cap Value Fund Pro Forma	Core Equity Fund		Large Cap Value Fund		Large Cap Value Fund Pro Forma
A	5.75	5.75	5.75	None	[1]	None	[1]	None	[1]
B	None	None	None	5.00		5.00		5.00
C	None	None	None	1.00		1.00		1.00
I	None	None	None	None		None		None
O	None	None	None	None		None		None
R	None	None	None	None		None		None
R6	None	None	None	None		None		None
W	None	None	None	None		None		None

3

Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

		Core Equity Fund		Large Cap Value Fund		Large Cap Value Fund Pro Forma
Class A
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25		0.25		0.25
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.20		0.16		0.16
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	1.21		1.17		1.17
Waivers and Reimbursements	%	None	[3]	None	[5]	(0.06)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.21		1.17		1.11

Class B
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00		1.00		1.00
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.20		0.16		0.16
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	1.96		1.92		1.92
Waivers and Reimbursements	%	None	[3]	None	[5]	(0.06)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.96		1.92		1.86

Class C
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00		1.00		1.00
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.20		0.16		0.16
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	1.96		1.92		1.92
Waivers and Reimbursements	%	None	[3]	None	[5]	(0.06)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.96		1.92		1.86

Class I
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.13		0.06		0.05
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	0.89		0.82		0.81
Waivers and Reimbursements	%	None	[3]	(0.01)[5]		(0.04)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.89		0.81		0.77

Class O
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25		0.25		0.25
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.20		0.16		0.16
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	1.21		1.17		1.17
Waivers and Reimbursements	%	None	[3]	None	[5]	(0.06)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.21		1.17		1.11

4

Annual Fund Operating Expenses2

Expenses you pay each year as a % of the value of your investment

		Core Equity Fund		Large Cap Value Fund		Large Cap Value Fund Pro Forma
Class R
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50		0.50		0.50
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.20		0.16		0.16
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	1.46		1.42		1.42
Waivers and Reimbursements	%	None	[3]	(0.05)[5]		(0.11)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.46		1.37		1.31

Class R6
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.09		0.06		0.05
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	0.85		0.82		0.81
Waivers and Reimbursements	%	(0.11)[3]		(0.03)[5]		(0.06)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.74		0.79		0.75

Class W
Management Fee	%	0.68		0.65		0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Administrative Services Fees	%	0.08		0.10		0.10
Other Expenses	%	0.20		0.16		0.16
Acquired Fund Fees and Expenses	%	None		0.01	[4]	0.01	[4]
Total Annual Fund Operating Expenses	%	0.96		0.92		0.92
Waivers and Reimbursements	%	None	[3]	None	[5]	(0.06)[5,6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.96		0.92		0.86

1.	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2.	Expense ratios have been adjusted to reflect current expense rates.

3.	The Adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 0.89%, 1.25%, 1.50%, 0.74%, and 1.00% for Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2016. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Board.

4.	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

5.	The Adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, 1.50%, 0.78%, and 1.00% for Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2016. In addition, the Adviser is contractually obligated to further limit expenses to 1.20%, 1.95%, 1.95%, 0.80%, 1.20%, 1.45%, 0.78%, and 0.95% for Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. The Distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2016. Termination or modification of these obligations requires approval by the Board.

6.	If shareholders approve the Reorganization, the Adviser has agreed to further limit expenses to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35%, 0.74%, and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares, respectively, through October 1, 2016. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Board.

5

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Funds with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return during each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

		Core Equity Fund				Large Cap Value Fund				Large Cap Value Fund Pro Forma
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$691	937	1,202	1,957	687	925	1,182	1,914	682	920	1,176	1,909
B	Sold	$699	915	1,257	2,091	695	903	1,237	2,048	689	897	1,231	2,043
	Held	$199	615	1,057	2,091	195	603	1,037	2,048	189	597	1,031	2,043
C	Sold	$299	615	1,057	2,285	295	603	1,037	2,243	289	597	1,031	2,238
	Held	$199	615	1,057	2,285	195	603	1,037	2,243	189	597	1,031	2,238
I	Sold or Held	$91	284	493	1,096	83	260	453	1,012	79	255	446	998
O	Sold or Held	$123	384	665	1,466	119	372	644	1,420	113	366	638	1,415
R	Sold or Held	$149	462	797	1,746	139	444	772	1,698	133	439	766	1,692
R6	Sold or Held	$76	260	461	1,039	81	256	449	1,008	77	253	444	996
W	Sold or Held	$98	306	531	1,178	94	293	509	1,131	88	287	503	1,126

The examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, the Funds have some similarities in their investment strategies. Both Funds primarily invest in equity securities. However, Core Equity Fund primarily invests in equity securities of companies the sub-adviser believes have significant potential for capital appreciation, income growth, or both, while Large Cap Value Fund primarily invests in equity securities of dividend-paying, large-capitalization issuers.

	Core Equity Fund	Large Cap Value Fund
Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that the sub-adviser (“Sub-Adviser”) believes have significant potential for capital appreciation, income growth, or both. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Fund may also engage in option writing.

The Fund may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Fund typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser: emphasizes stocks of larger companies; looks to opportunistically invest the Fund's assets in stocks of mid- and small-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend-paying, large-capitalization issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities. The sub-adviser (“Sub-Adviser”) defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index (“Index”) at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2014 ranged from $1.1 billion to $432.4 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Russell 1000® Value Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according

6

Core Equity Fund	Large Cap Value Fund

driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

to criteria which include the following:

•      an above-average dividend yield, and stability and growth of the dividend; and

•      market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies).

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

How do the Principal Risks of investing in the Funds compare?

The following table summarizes and compares the principal risks of investing in the Funds:

Principal Risks	Core Equity Fund	Large Cap Value Fund
Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.	✓	✓

Credit. Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.	✓	✓

Currency. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.	✓

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.		✓

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Principal Risks	Core Equity Fund	Large Cap Value Fund
Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.	✓

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.		✓

Interest Rate. With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Proxy Statement/Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.	✓	✓

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.		✓

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.	✓	✓

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. With respect to Large Cap Value Fund, from time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.	✓	✓

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Principal Risks	Core Equity Fund	Large Cap Value Fund
Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓	✓

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.	✓	✓

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.		✓

How does Core Equity Fund Performance compare to Large Cap Value Fund?

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s Class A shares’ performance from year to year, and the table compares their performance to the performance of broad-based securities market index/indices for the same period. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar charts. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Funds’ past performance (before and after taxes) is no guarantee of future results. Class R6 shares of each Fund and Class O shares of Large Cap Value Fund did not have a full calendar year of operations as of December 31, 2013, so no performance is shown.

Voya Core Equity Research Fund - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.02% and Worst quarter: 4th, 2008, -21.74%
The Fund’s Class A shares’ year-to-date total return as of September 30, 2014: 6.43%

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Voya Large Cap Value Fund - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 18.23% and Worst quarter: 4th, 2008, -16.78%
The Fund’s Class A shares’ year-to-date total return as of September 30, 2014: 6.15%

Average Annual Total Returns %
(for the periods ended December 31, 2013)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Core Equity Fund
Class A before taxes	%	23.12	15.66	6.91	N/A	04/15/1994
After tax on distributions	%	22.89	15.09	6.71	N/A
After tax on distributions with sale	%	13.24	12.31	5.56	N/A
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Class B before taxes	%	24.63	15.93	6.74	N/A	03/01/1999
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Class C before taxes	%	28.60	16.14	6.73	N/A	06/30/1998
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Class I before taxes	%	31.07	17.40	7.85	N/A	01/03/1992
S&P 500® Index[1]	%	32.39	17.94	7.41	N/A
Class O before taxes	%	30.64	N/A	N/A	17.97	02/06/2009
S&P 500® Index[1]	%	32.39	N/A	N/A	19.22
Class R before taxes	%	30.24	N/A	N/A	22.38	08/05/2011
S&P 500® Index[1]	%	32.39	N/A	N/A	22.42
Class W before taxes	%	30.91	N/A	N/A	16.73	06/12/2009
S&P 500® Index[1]	%	32.39	N/A	N/A	18.33

Large Cap Value Fund
Class A before taxes	%	22.72	16.43	N/A	7.19	12/18/2007
After tax on distributions	%	19.04	14.34	N/A	5.40
After tax on distributions with sale	%	14.13	12.30	N/A	4.88
Russell 1000® Value Index[1]	%	32.53	16.67	N/A	5.46
Class B before taxes	%	24.10	16.81	N/A	8.78	02/20/2008
Russell 1000® Value Index[1]	%	32.53	16.67	N/A	6.54
Class C before taxes	%	28.24	17.05	N/A	9.10	02/19/2008
Russell 1000® Value Index[1]	%	32.53	16.67	N/A	6.67
Class I before taxes	%	30.58	N/A	N/A	15.48	03/31/2010
Russell 1000® Value Index[1]	%	32.53	N/A	N/A	15.04
Class R before taxes	%	29.91	N/A	N/A	21.90	08/05/2011
Russell 1000® Value Index[1]	%	32.53	N/A	N/A	23.34
Class W before taxes	%	30.55	N/A	N/A	18.66	06/01/2009
Russell 1000® Value Index[1]	%	32.53	N/A	N/A	18.32

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

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How do certain characteristics of the Funds compare?

The following table compares certain characteristics of the Funds as of May 31, 2014.

	Core Equity Fund	Large Cap Value Fund
Net Assets	$464.5 million	$850.6 million

Portfolio Turnover Rate (for the period ended May 31, 2014)	84	149

Sector Diversification[1]	Information Technology	18.4%	Financials	24.5%
(as a percentage of net assets)	Financials	15.3%	Energy	15.5%
	Industrials	11.8%	Health Care	12.9%
	Energy	11.2%	Industrials	9.9%
	Health Care	10.6%	Information Technology	9.4%
	Consumer Discretionary	10.5%	Utilities	6.9%
	Consumer Staples	9.5%	Consumer Staples	6.8%
	Utilities	4.1%	Consumer Discretionary	5.7%
	Materials	4.1%	Materials	3.7%
	Telecommunication Services	1.5%	Telecommunication Services	2.0%
	Assets in Excess of Other Liabilities[2]	3.0%	Exchange-Traded Funds	1.1%
	Net Assets	100.0%	Assets in Excess of Other Liabilities[2]	1.6%
			Net Assets	100.0%
Top Ten Holdings[1]	Apple, Inc.	4.5%	Wells Fargo & Co.	4.0%
(as a percentage of net assets)	Microsoft Corp.	3.2%	ExxonMobil Corp.	3.9%
	Merck & Co., Inc.	2.6%	JPMorgan Chase & Co.	3.9%
	Wells Fargo & Co.	2.5%	Pfizer, Inc.	3.4%
	Pfizer, Inc.	2.3%	Merck & Co., Inc.	2.8%
	Boeing Co.	2.1%	Occidental Petroleum Corp.	2.8%
	JPMorgan Chase & Co.	2.1%	Microsoft Corp.	2.5%
	Altria Group, Inc.	2.1%	General Electric. Co.	2.5%
	General Electric Co.	2.0%	Cisco Systems, Inc.	2.3%
	Cisco Systems, Inc.	2.0%	Apple, Inc.	2.1%

1.	Portfolio holdings are subject to change daily.

2.	Includes short-term investments.

How does the management of the Funds compare?

The following table describes the management of the Funds.

	Core Equity Fund	Large Cap Value Fund
Investment Adviser	Voya Investments, LLC (“Voya Investments”)	Voya Investments

Investment Advisory Fee (as a percentage of average daily net assets)	0.700% on first $250 million 0.650% on next $250 million 0.625% on next $250 million 0.600% on next $1.25 billion 0.550% over $2 billion	0.65% on all assets If shareholders approve the Reorganization: 0.65% on first $1 billion 0.625% on the next $1 billion 0.60% on the next $1 billion 0.575% on the next $1 billion 0.55% thereafter

Sub-Adviser	Voya Investment Management Co. LLC (“Voya IM”)	Voya IM

Sub-Advisory Fee (as a percentage of average daily net assets)	0.3150% on first $250 million; 0.2925% on next $250 million; 0.2813% on next $250 million; 0.2700% on next $1.25 billion; and 0.2475% over $2 billion	0.2925% on all assets

Portfolio Managers	Christopher F. Corapi (since 02/04) Vincent Costa (since 05/14)	Christopher F. Corapi (since 05/11) Robert M. Kloss (since 04/10) Vincent Costa (since 06/13)

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	Core Equity Fund	Large Cap Value Fund
Administrator	Voya Funds Services, LLC (“Administrator”)	Administrator

Administrative Fee (as a percentage of average daily net assets)	0.08% Effective as of January 1, 2015: 0.10%[1]	0.10%

Distributor	Voya Investments Distributor, LLC (“Distributor”)	Distributor

1.	Effective January 1, 2015, the Administrator is contractually obligated to waive 0.02% of the Administrative Fee through October 1, 2016. Termination or modification of this obligation requires approval by the Board.

Adviser to the Funds

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds. Voya Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.). Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Proxy Statement/Prospectus, Voya Financial, Inc. is a subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of June 30, 2014, Voya Investments managed approximately $54.7 billion in assets.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014 and September 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and Sub-Adviser(s) provide services to the Funds. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Funds, as applicable, in connection with the IPO. Shareholders of each Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Adviser and certain affiliated entities that provide services to the Funds, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the loss of access to the resources of ING Groep by the Adviser and certain affiliated entities that provide services to the Funds, which could adversely affect their businesses. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Adviser and its affiliates. Currently, the Adviser

12

and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Funds and their operations.

Sub-Adviser to the Funds

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Fund's portfolio. The sub-adviser is an affiliate of the Adviser.

The Adviser acts as a “manager-of-managers” for the Funds. The Adviser has ultimate responsibility, subject to the oversight of the Funds’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Funds and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Funds’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Funds the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Funds. Pursuant to the exemptive relief, the Adviser, with the approval of the Funds’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Funds’ assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of a Fund or add a new sub-adviser to a Fund, the Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Fund and a change to the investment strategies of the Fund.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Fund’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Fund.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Fund’s shareholders.

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2014, Voya IM managed approximately $85.0 billion in assets.

Core Equity Fund

Core Equity Fund is supported by a team approach for portfolio construction. The portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for the dedicated portion of the overall portfolio. The portfolio managers are responsible for the overall allocation of assets for the Fund, including management of the Fund’s overall risk profile. The following individuals are jointly responsible for the day-to-day management of the Fund.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Vincent Costa, CFA, Portfolio Manager, and Head of the Portfolio Engineering Group responsible for overseeing portfolio construction, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

Historical adviser/sub-adviser/name and strategies information for Core Equity Fund:
Effective Date	Fund Name	Sub-Adviser
04/30/10	ING Core Equity Research Fund*	No change
08/14/06	ING Growth and Income Fund	Voya IM**
03/01/04	ING Equity Income Fund	Wellington Management Company, LLP**
03/01/02	ING Growth and Income Fund***	No change
Since inception	Aetna Growth and Income Fund	Voya IM

*	The Fund’s name changed and its principal investment strategies changed.

**	The Sub-Adviser change resulted in a change to the Fund’s name and principal investment strategies. Performance prior to the effective date is attributable to the previous sub-adviser.

***	The Fund’s name changed.

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Large Cap Value Fund

The following individuals are jointly responsible for the day-to-day management of Large Cap Value Fund:

Robert M. Kloss, Portfolio Manager, joined Voya IM in 1992. Mr. Kloss has also served as a senior sector analyst on Voya IM's fundamental equity research team, covering the financial services sector, as well as an equity analyst and portfolio manager for a variety of value-oriented funds. Prior to joining Voya IM, Mr. Kloss was a principal of Phoenix Strategies, an investment management and consulting firm.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Vincent Costa, CFA, Portfolio Manager, and Head of the Portfolio Engineering Group responsible for overseeing portfolio construction, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

Historical adviser/sub-adviser/name and strategies information for Large Cap Value Fund:
Effective Date	Fund Name	Sub-Adviser
05/18/12	ING Large Cap Value Fund*	No change
Since inception	ING Equity Dividend Fund	Voya IM

*	The Fund’s name changed and its investment objective and principal investment strategies changed.

Administrator

The Administrator serves as administrator to each Fund. Subject to the supervision of the Board, the Administrator provides all administrative services reasonably necessary for the ordinary operation of each Fund other than the investment advisory services performed by the Adviser and Sub-Adviser including, but not limited to, acting as a liaison among the various service providers to the Funds, including the custodian, transfer agent, and such other service providers as may be retained by the Funds. The Administrator provides each Fund, at the Administrator's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Funds.

Distributor

The Distributor is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of Core Equity Fund and Large Cap Value Fund?

Core Equity Fund is organized as a separate series of Voya Series Fund, Inc., an open-end management investment company organized as a Maryland corporation. Voya Series Fund, Inc. is governed by a board of directors consisting of 12 members. For more information on the history of Voya Series Fund, Inc., see the Statement of Additional Information of Core Equity Fund, dated September 30, 2014.

Large Cap Value Fund is organized as a separate series of Voya Equity Trust, an open-end management investment company organized as a Massachusetts business trust. Voya Investors Trust is governed by a board of trustees consisting of the same 12 members. For more information on the history of Voya Equity Trust, see the Statement of Additional Information of Large Cap Value Fund, dated September 30, 2014.

Because Core Equity Fund is organized as a series of a Maryland corporation and Large Cap Value Fund is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of Core Equity Fund and Large Cap Value Fund under state law. Under the Maryland Code, shareholders of Core Equity Fund have no personal liability as such for the Core Equity Fund’s acts or obligations. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Large Cap Value Fund’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Large Cap Value Fund. As such, shareholders of the Large Cap Value Fund have no personal liability for the Large Cap Value Fund’s acts or obligations.

The key differences are described in the table below.

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Core Equity Fund	Large Cap Value Fund
Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term. Shareholder approval will be required for the liquidation of a particular series or class of shares if it is required under the 1940 Act or if such liquidation constitutes a transfer of assets (as defined under Maryland General Corporate Law).	The shareholders shall have the power to vote with respect to, among other things, the election and removal of Trustees, termination of the trust or its series, amendment to the Declaration of Trust, and merger, consolidation or sale of assets.

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.	In addition to shareholders, Trustees also have the power to amend the Declaration of Trust. Trustees may amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to make any other changes which do not materially adversely affect the rights of shareholders. No amendment to the Declaration of Trust that would change shareholder rights, reduce the amount payable thereon upon liquidation, or diminish or eliminate any voting rights pertaining thereto may be made without the vote or consent of the holders of two-thirds of shares outstanding and entitled to vote.

The Board of Directors has the power to amend the Bylaws.	Both shareholders and the Trustees have the power to amend the Bylaws.

Additional Information about the Funds

Dividends and Other Distributions

The Funds generally distribute most or all of their net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Core Equity Fund pays dividends, consisting of ordinary income, if any, semi-annually. Large Cap Value Fund pays dividends consisting of ordinary income, if any, quarterly.

To comply with federal tax regulations, the Funds may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of May 31, 2014, and on a pro forma basis as of May 31, 2014, giving effect to the reorganization

	Core Equity Fund	Large Cap Value Fund	Adjustments		Large Cap Value Fund Pro Forma
Class A
Net Assets	$363,999,138	206,214,811	-		570,213,949
Net Asset Value Per Share	$17.87	12.81	-		12.81
Shares Outstanding	20,368,376	16,094,698	8,046,857	[1]	44,509,931

Class B
Net Assets	$2,121,541	6,030,073	-		8,151,614
Net Asset Value Per Share	$17.48	12.75	-		12.75
Shares Outstanding	121,384	472,856	45,011	[1]	639,251

Class C
Net Assets	$12,486,905	95,789,077	-		108,275,982
Net Asset Value Per Share	$17.34	12.77	-		12.77
Shares Outstanding	720,230	7,503,453	257,601	[1]	8,481,284

Class I
Net Assets	$33,779,438	219,821,997	-		253,601,435
Net Asset Value Per Share	$17.95	13.58	-		13.58
Shares Outstanding	1,881,736	16,183,619	605,704	[1]	18,671,059

Class O
Net Assets	$26,639,252	6,779,570	-		33,418,822
Net Asset Value Per Share	$17.85	12.80	-		12.80
Shares Outstanding	1,492,452	529,494	588,740	[1]	2,610,686

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	Core Equity Fund	Large Cap Value Fund	Adjustments		Large Cap Value Fund Pro Forma
Class R
Net Assets	$4,921	4,262,884	-		4,267,805
Net Asset Value Per Share	$17.80	12.79	-		12.79
Shares Outstanding	276	333,266	109	[1]	333,651

Class R6
Net Assets	$1,903,390	265,510,101	-		267,413,491
Net Asset Value Per Share	$17.96	13.58	-		13.58
Shares Outstanding	105,964	19,557,540	34,197	[1]	19,697,701

Class W
Net Assets	$23,563,831	46,143,302	-		69,707,133
Net Asset Value Per Share	$17.92	13.54	-		13.54
Shares Outstanding	1,315,223	3,407,080	425,089	[1]	5,147,392

1.	Reflects new shares issued, net of retired shares of Core Equity Fund. (Calculation: Net Assets ÷ Net Asset Value per share.)

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Core Equity Fund in exchange for shares of beneficial interest of Large Cap Value Fund and the assumption by Large Cap Value Fund of all of Core Equity Fund’s liabilities; and (ii) the distribution of shares of Large Cap Value Fund to shareholders of Core Equity Fund, as provided for in the Reorganization Agreement. Core Equity Fund will then be liquidated.

Each shareholder of Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares of Core Equity Fund will hold, immediately after the Closing Date, the corresponding share class of Large Cap Value Fund having an aggregate value equal to the aggregate value of the shares of Core Equity Fund held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of Large Cap Value Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Core Equity Fund and that each Fund receives an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $260,000 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization Agreement is approved by shareholders, Voya IM is expected to sell a significant portion of Core Equity Fund’s holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that Voya IM wishes for Large Cap Value Fund to hold and in temporary investments, which will be delivered to Large Cap Value Fund at the Closing Date. The explicit transaction costs are estimated to be $125,000 and will be paid by the Adviser (or an affiliate).

During the transition period, Core Equity Fund might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing Date of the Reorganization, Voya IM, as the sub-adviser to Large Cap Value Fund, may also sell portfolio holdings that it acquired from Core Equity Fund, and Large Cap Value Fund may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Funds during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.

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Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Core Equity Fund nor its shareholders, nor Large Cap Value Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, Core Equity Fund will pay to shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of March 31, 2014, Core Equity Fund has estimated capital loss carryforwards of $20.0 million, of which $6.6 million is expected to expire as a result of the Reorganization. Large Cap Value Fund has no estimated capital loss carryforwards. After the Reorganization, the losses of Core Equity Fund generally may be available to Large Cap Value Fund, to offset its capital gains, although a portion of the amount of these losses that may offset Large Cap Value Fund’s capital gains in any given year may be limited due to this Reorganization. The ability of Large Cap Value Fund to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Large Cap Value Fund.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees/Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees/Directors”), determined that the Reorganization would be in the best interest of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees/Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Core Equity Fund’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Core Equity Fund and its shareholders. The Board determined that Core Equity Fund would benefit from being combined into Large Cap Value Fund under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Voya IM as sub-adviser of each Fund; a presentation from the Adviser regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds; the superior performance of Large Cap Value Fund, as compared to the performance of Core Equity Fund in the year to date, three-year and five-year time periods ended March 31, 2014; the performance of Core Equity Fund as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Large Cap Value Fund as compared to its Morningstar peer group as of March 31, 2014; the lower gross and net expense ratios that current shareholders of both Funds are expected to experience as a result of the Reorganization except that shareholders of Class R6 share of Core Equity Fund are expected to experience the same net expenses; the similarities in fee structures of each of the Funds; the Adviser’s proposed side letter expense limits for Large Cap Value Fund to be implemented in connection with the Reorganization; at the Board’s request, the Adviser’s agreement to add advisory fee schedule breakpoints to become effective upon execution of the merger; the consideration of representations from the Funds’ Chief Investment Risk Officer regarding, e.g., the similarities in the investment objectives and investment strategies of each Fund; the similarity in each Fund’s investment process driven mainly by bottom-up research; the larger combined asset size of the two Funds, which would result in a reduction in expenses for the benefit of current shareholders of both Funds; and provide superior potential to maintain long-term scale benefits for the shareholders of both Funds; the Board’s determination that the Reorganization is in the best interest of Core Equity Fund; the fact that direct or indirect costs relating to the Reorganization will not be borne by either Fund or their shareholders; the expected tax consequences of the Reorganization to Core Equity Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Core Equity Fund. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

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What happens if shareholders do not approve the Reorganization Agreement?

If shareholders of Core Equity Fund do not approve the Reorganization Agreement, Core Equity Fund will continue to be managed by Voya Investments as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Core Equity Fund’s shareholders.

How is my proxy being solicited?

Core Equity Fund has retained Computershare Fund Services (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $57,000 which will be paid by the Adviser or an affiliate. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposal on the Proxy Ballot, and ask for the shareholder’s instructions on the proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 866-434-5625. In addition to solicitation by mail, certain officers and representatives of Core Equity Fund, officers and employees of the Adviser or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Voya Series Fund, Inc. a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Core Equity Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. A majority of the shares entitled to vote shall constitute a quorum at any meeting of the shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Series Fund, Inc. and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

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How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Core Equity Fund were outstanding and entitled to vote:

Class	Shares Outstanding
A	[ ]
B	[ ]
C	[ ]
I	[ ]
O	[ ]
R	[ ]
R6	[ ]
W	[ ]
Total	[ ]

Shares have no preemptive or subscription rights. [Confirm] [To the knowledge of the Adviser, as of the Record Date, no current Trustee/Director owns 1% or more of the outstanding shares of any class of the Fund, and the officers and Trustees/Directors own, as a group, less than 1% of the shares of any class of the Fund.]

Appendix D hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Core Equity Fund or Large Cap Value Fund.

Can shareholders submit proposals for a future shareholder meeting?

Core Equity Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless Core Equity Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform Core Equity Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Huey P. Falgout, Jr.
Secretary

December 29, 2014

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 12th day of September, 2014, by and between Voya Equity Trust (“VET”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, Voya Large Cap Value Fund (the “Acquiring Fund”), and Voya Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Company”), on behalf of its series, Voya Core Equity Research Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same Class received by the Acquired Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Acquired Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each Class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares to be so credited to shareholders of Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund of that same Class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class B, Class C, Class I,

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Class O, Class R, Class R6, and Class W Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares of the Acquired Fund will represent a number of shares of the same Class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares shall be the net asset value per share computed with respect to that Class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3. The number of the Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such Class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be March 6, 2015, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct the Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

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4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of Voya Series Fund, Inc., Voya Series Fund, Inc., on behalf of the Acquired Fund, represents and warrants to Voya Equity Trust as follows:

(a) The Acquired Fund is duly organized as a series of Voya Series Fund, Inc., which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under Voya Series Fund, Inc.’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) Voya Series Fund, Inc. is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Voya Series Fund, Inc.’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Voya Series Fund, Inc., on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Voya Series Fund, Inc., on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by Voya Equity Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Voya Series Fund, Inc., on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2013, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since May 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date,

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and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of Voya Series Fund, Inc., on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by Voya Series Fund, Inc., on behalf of the Acquired Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of Voya Equity Trust, Voya Equity Trust, on behalf of the Acquiring Fund, represents and warrants to Voya Series Fund, Inc. as follows:

(a) The Acquiring Fund is duly organized as a series of Voya Equity Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under Voya Equity Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) Voya Equity Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Voya Equity Trust’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Voya Equity Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Voya Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by Voya Series Fund, Inc., on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Voya Equity Trust, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Voya Equity Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the

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provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2013, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since May 31, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) [for periods ending prior to the Closing Date];

(l) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Fund, as provided in paragraph 3.3. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of Voya Equity Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by Voya Equity Trust, on behalf of the Acquiring Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Acquiring Fund will, within a commercially reasonable amount of time, inform the Acquired Fund.

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5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. Voya Series Fund, Inc., on behalf of the Acquired Fund, covenants that Voya Series Fund, Inc. will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Voya Equity Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Voya Series Fund, Inc.’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Voya Equity Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of Voya Series Fund, Inc., on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Voya Series Fund, Inc.’s election, to the performance by Voya Equity Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of Voya Equity Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. Voya Equity Trust, on behalf of the Acquiring Fund shall have delivered to the Voya Series Fund, Inc. a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Voya Series Fund, Inc. and dated as of the Closing Date, to the effect that the representations and warranties of Voya Equity Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Voya Series Fund, Inc. shall reasonably request;

6.3. Voya Equity Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Voya Equity Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of Voya Equity Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Voya Equity Trust’s election, to the performance by Voya Series Fund, Inc., on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

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7.1. All representations and warranties of Voya Series Fund, Inc., on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. Voya Series Fund, Inc., on behalf of the Acquired Fund shall have delivered to Voya Equity Trust, on behalf of the Acquiring Fund, a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of Voya Series Fund, Inc.;

7.3. Voya Series Fund, Inc., on behalf of the Acquired Fund shall have delivered to Voya Equity Trust, on behalf of the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Voya Equity Trust and dated as of the Closing Date, to the effect that the representations and warranties of Voya Series Fund, Inc., on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Voya Equity Trust shall reasonably request;

7.4. Voya Series Fund, Inc., on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Voya Series Fund, Inc., on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Voya Series Fund, Inc., on behalf of the Acquired Fund, or Voya Equity Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Voya Series Fund, Inc.’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Voya Equity Trust. Notwithstanding anything herein to the contrary, neither Voya Equity Trust, on behalf of the Acquiring Fund, nor Voya Series Fund, Inc., on behalf of the Acquired Fund, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Voya Equity Trust, on behalf of the Acquiring Fund, or Voya Series Fund, Inc., on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel addressed to Voya Equity Trust and Voya Series Fund, Inc. substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of Voya Equity Trust and Voya Series Fund, Inc. Notwithstanding anything herein to the contrary, Voya Equity Trust and Voya Series Fund, Inc. may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. Voya Series Fund, Inc., on behalf of the Acquired Fund, and Voya Equity Trust, on behalf of the Acquiring Fund, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to both the Acquiring and the Acquired Funds. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding

27

shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before June 30, 2015, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Voya Equity Trust and Voya Series Fund, Inc.; provided, however, that following the meeting of the shareholders of the Acquired Fund called by Voya Series Fund, Inc. pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Equity Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

Voya Series Fund, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

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14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Articles of Incorporation of Voya Series Fund, Inc. or the Declaration of Trust of Voya Equity Trust, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Voya Large Cap Value Fund

Portfolio Holdings Information

A description of Large Cap Value Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information dated September 30, 2014. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

Classes of Shares

Choosing a Share Class

When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of Large Cap Value Fund; (2) the amount of your investment; (3) the expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges (“CDSC”); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.

The tables below summarize the features of the classes of shares discussed in this Proxy Statement/Prospectus. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges. Specific Fund charges may vary so you should review the Large Cap Value Fund’s fee table as well as the section entitled “Sales Charges” in this Proxy Statement/Prospectus.

Class A
Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None
Class B
Initial Sales Charge	None
Contingent Deferred Sales Charge	5.00% declining to 0% after six years from the date of purchase
Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	May not be purchased or acquired except by the reinvestment of dividends and permitted exchanges
Minimum Account Size	$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	Automatic conversion to Class A shares after eight years, so annual expenses decrease
Class C
Initial Sales Charge	None
Contingent Deferred Sales Charge	1.00% if the shares are sold within one year from the date of purchase
Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	$1,000,000
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None
Class I
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase*/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

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Class O
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	$1,000,000
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
Class R
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	0.50% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	None/None
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
Class R6
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size**	$1,000,000/$1,000,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
Class W
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase*/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

1.	There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

*	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

**	Minimum initial investment requirement for Class R6 shares is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. Please refer to the section of this Proxy Statement/Prospectus entitled “How to Buy Shares” for further details.

Please refer to the minimum investments table in this Appendix for additional information.

The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares, Class C shares, and Class R shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A, Class O, and Class R6 shares.

Because Large Cap Value Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your financial intermediary are responsible for ensuring that your investment in Class C shares does not exceed $1,000,000. Large Cap Value Fund cannot ensure that it will identify purchase orders that would cause your investment in Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your financial intermediary should be diligent in determining that you have selected the appropriate share class for you.

You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Large Cap Value Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform Large Cap Value Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The Statement of Additional Information dated September 30, 2014 discusses specific classes of investors who may be eligible for a reduced sales charge. Before investing you should discuss which share class may be right for you with your financial intermediary.

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Distribution and Service (12b-1) Fees

Large Cap Value Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“service fees”). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by Large Cap Value Fund pursuant to Rule 12b-1 of the 1940 Act (“12b-1 Plan”). Because these distribution and service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

Large Cap Value Fund has adopted a 12b-1 Plan for Class A, Class B, Class C, Class O and Class R shares. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of Large Cap Value Fund's average daily net assets attributable to the particular class of shares):

Fund	Class A	Class B	Class C	Class O	Class R
Large Cap Value Fund	0.25%	1.00%	1.00%	0.25%	0.50%[1]

1.	The Distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2016.

Sales Charges

Large Cap Value Fund makes available in a clear and prominent format, free of charge, on their website, (www.voyainvestments.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of the Fund's shares. The website includes hyperlinks that facilitate access to the information.

Class A Shares

This section includes important information about sales charges and sales charge reduction programs available to investors in Large Cap Value Fund's Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of Large Cap Value Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Class A shares of Large Cap Value Fund are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over[1]	N/A	N/A

1.	See “Contingent Deferred Sales Charges (”CDSCs“) - Class A Shares” below.

Shareholders that purchased funds that were a part of the Lexington family of funds or the Aetna family of funds prior to February 2, 1998, at the time of purchase, are not subject to sales charges for the life of their account on purchases made directly with Large Cap Value Fund.

Contingent Deferred Sales Charges (“CDSCs”) - Class A Shares

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

CDSC - Class B and Class C Shares

Unless you are eligible for a waiver, if you sell your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed.

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Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Class B CDSC
Years after purchase	CDSC on shares being sold
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

Class C CDSC
Years after purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, Large Cap Value Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

CDSC on Exchange into Voya Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from Large Cap Value Fund into Voya Senior Income Fund. However, if you exchange into Voya Senior Income Fund and subsequently offer your common shares for repurchase by Voya Senior Income Fund, Large Cap Value Fund’s CDSC will apply. After an exchange into Voya Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares of Large Cap Value Fund.

Reduced or Waived Front-End Sales Charges

Investors in a Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the Statement of Additional Information dated September 30, 2014.

You may reduce the initial sales charge on a purchase of Class A shares of a Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•	Letter of Intent – lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;

•	Rights of Accumulation – lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or

•	Combination Privilege – shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•	Reinstatement Privilege – If you sell Class A shares of Large Cap Value Fund (or shares of other Voya mutual funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the Statement Additional Information dated February 28, 2014; or

•	Purchases by Certain Accounts – Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase a Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

See the Account Application or the Statement of Additional Information dated September 30, 2014 for additional information regarding the reduction of Class A shares' charges, or contact your financial intermediary or a Shareholder Services Representative for more information.

Required Shareholder Information and Records. In order for investors in Class A shares of a Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records, including account

33

statements, to his/her financial intermediary or to the Distributor to verify the investor's eligibility for breakpoint privileges or other sales charge waivers.

CDSC Waivers. If you notify Large Cap Value Fund’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), at the time of redemption, the CDSC for Class A, Class B, and Class C shares will be waived in the following cases:

•	Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Redemptions for Class B and Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter.

•	Mandatory distributions from “employee benefit plans” or an Individual Retirement Account (“IRA”).

•	Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.

Reinstatement Privilege. If you sell Class A or Class C shares of a Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the Statement of Additional Information for more information. An investor may be asked to provide information or records, including account statements, regarding shares of a Fund held in all of the investor's accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor; such as members of the same family or household, at any financial intermediary.

How Shares Are Priced

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

The NAV per share for each class of Large Cap Value Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Large Cap Value Fund is open for business every day the NYSE is open. Fund shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Large Cap Value Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Large Cap Value Fund invests in other open-end funds (other than ETFs), Large Cap Value Fund will calculate its NAV using the NAV of the funds in which it invests as described in its prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. Shares of investment companies held by Large Cap Value Fund (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when Large Cap Value Fund's NAV is not calculated. As a result, the NAV of Large Cap Value Fund may change on days when shareholders will not be able to purchase or redeem Large Cap Value Fund's shares. When market quotations are not available or are deemed unreliable, Large Cap Value Fund will use a fair value for an asset that is determined in accordance with procedures adopted by the Fund's Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•	Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Debt instruments that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

Large Cap Value Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Fund’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing

34

service. There can be no assurance that Large Cap Value Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

How to Buy Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Large Cap Value Fund, the Distributor, or a third-party selling you the Large Cap Value Fund, must obtain the following information for each person that opens an account:

•	Name;

•	Date of birth (for individuals);

•	Physical residential address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Large Cap Value Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Large Cap Value Fund, the Distributor, or Capital One ShareBuilder, Inc. (“Capital One ShareBuilder”) (formerly, ShareBuilder Securities Corporation) reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Large Cap Value Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Large Cap Value Fund. Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940. Large Cap Value Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

Large Cap Value Fund reserves the right to suspend the offering of shares or to reject any specific purchase order. Large Cap Value Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Class A and Class C Shares

Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described herein) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, on-line, and bank wire.

Class B Shares

Class B shares are closed to new investors and additional investments from existing shareholders except in connection with the reinvestment of any distributions and permitted exchanges.

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with ING Groep; (8) ING Groep affiliates for purposes of corporate cash management; and (9) other registered investment companies.

Class O Shares

Class O shares may only be purchased and sold through Capital One ShareBuilder.

Class R Shares

Class R shares may be purchased without a sales charge. Class R shares of the Fund are continuously offered to qualified retirement plans (“Retirement Plans”) including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, IRAs,

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Simplified Employee Pension Plans (“SEPs”), and other accounts or plans whereby Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator). Purchases and redemptions of shares may be made only by eligible Retirement Plans for the purpose of funding qualified retirement plans. Please refer to the plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to the Fund and any fees that may apply.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect the Fund as an investment option, alter the amounts contributed to the plan, or reallocate contributions. Eligible Retirement Plans generally may open an account and purchase Class R shares by contacting any broker-dealer or other financial intermediary (“Financial Service Firm”) authorized to sell Class R shares of the Fund. Additional shares may be purchased through a Retirement Plan's administrator or recordkeeper. Financial Service Firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants including, without limitation, transfers of registration and dividend payee changes. Financial Service Firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services.

Financial Service Firms may independently establish and charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the investment return in Class R shares of the Fund.

Class R6 Shares

Class R6 shares may be purchased without a sales charge. Class R6 shares are offered to the following investors, provided that these investors do not require a Fund or an affiliate of a Fund (including the Fund’s Adviser and any affiliate of the Adviser) to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares: (1) qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator); (2) non-qualified deferred compensation plans; (3) other Funds in the Voya family of funds; and (4) other institutional investors (including, for example, endowment funds and foundations) that: (a) meet a $1 million minimum initial investment requirement and (b) hold interests in the relevant Fund through a single plan level account held directly through the Fund and not traded through an intermediary. Such availability will be subject to management’s determination of appropriateness of investment in Class R6 shares.

Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans. Class R6 shares also are not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

In addition to the above investors, certain existing Class I shareholders of a Fund may exchange all of their Class I shares for Class R6 shares of the Fund within one year after the commencement of operations of Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated above; and (2) the shareholder does not require the Fund or an affiliate of the Fund to make, and the Fund or affiliate (including the Fund’s adviser and any affiliate of the adviser) does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative, as stated above; (6) retirement plans affiliated with ING Groep; (7) ING Groep affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc. (formerly, ING Financial Partners, Inc.)): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund's sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); and (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund's sub-adviser, or Voya Investments Distributor, LLC.

Retirement Plans

Large Cap Value Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

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Make your investment using the purchase minimum guidelines in the following table:

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/C/O1/W2 I2 R	$1,000 $250,000 No Minimum	No minimum
Retirement accounts	A/C/O1 I2 R W2	$250 $250,000 No minimum $1,000	No minimum
Certain institutional accounts	R6	$1,000,000	No minimum
Certain retirement plans	R6	None	No minimum
Non-qualified deferred compensation plan	R6	None	No minimum
Coverdell Education Savings Accounts	O1	$250	No minimum
Pre-Authorized Investment Plan	A/C/O1	$1,000	At least $100/month
Certain omnibus accounts	A/C	$250	No minimum

1.	For Class O shares, if you are unable to invest at least $1,000 per Fund ($250 for retirement accounts/ESAs), you may open your account for $100 and $100 per month using the Automatic Investment Plan. This allows you to invest regular amounts at regular intervals until you reach the required initial minimum.

2.	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Make your investment using the methods outlined in the following table. Investors wishing to purchase Class R or Class R6 shares should contact their plan administrator. Please refer to the plan document for information regarding buying and selling shares.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary. For Class O Shares you may purchase additional shares by calling (866)590-7629. Additional fees may apply for phone orders.

By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please include your financial intermediary on the New Account Application.	Fill out the Account Additions form at the bottom of your account statement and mail it along with your check payable to Voya Investment Management to the address on the account statement. Please write your account number on the check.

By Wire

Call Shareholder Services at (800) 992-0180 to obtain an account number and indicate your financial intermediary on the account.

Instruct your bank to wire funds to the Fund in the care of:

Bank of New York Mellon

ABA #011001234

Credit to: BNY Mellon Investment Servicing (U.S.) Inc. as Agent for Voya mutual funds

A/C #0000733938; for further credit to Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

_________________(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

Voya Investment Management

P.O. Box 9772

Providence, RI

02940-9772

Wire the funds in the same manner described under “Opening an Account.”

Online (Class O only)	Complete your application online at www.sharebuilder.com.	Log onto your account at www.sharebuilder.com, go to the Trade>Mutual Funds page and select the “Buy” option.

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How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, a Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary	You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

Voya Investment Management

P.O. Box 9772

Providence, RI 02940-9772

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone – Expedited Redemption

You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds by Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.

Receiving Proceeds by Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone. For Class O shares, you may redeem shares by calling (866) 590-7629. Please note that additional fees may apply for phone orders.

Online (Class O only)	Log onto your account at www.sharebuilder.com, navigate to the Trade>Mutual Funds page, and select the “Sell” option.

Systematic Withdrawal Plan (available only for those share classes referenced below)

You may elect to make periodic withdrawals from your account on a regular basis.

Class A, Class B, and Class C

•	Your account must have a current value of at least $10,000.

•	Minimum withdrawal amount is $100.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

Class I and Class W

•	Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.

•	Minimum withdrawal amount is $1,000.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or the Statement of Additional Information dated September 30, 2014.

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Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in good order. Large Cap Value Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but Large Cap Value Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the Statement of Additional Information dated September 30, 2014 for more details on the medallion signature guarantee program.

Large Cap Value Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such a case, Large Cap Value Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Telephone Orders

Large Cap Value Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Large Cap Value Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Large Cap Value Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, Large Cap Value Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than Large Cap Value Fund’s minimum. Before Large Cap Value Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Shares of Voya Mutual Funds

You may exchange shares of Large Cap Value Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund. Additionally, Class L shares of Voya Money Market Fund may be exchanged for Class C shares of any other Voya mutual fund.

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If you exchange shares of Large Cap Value Fund that are subject to a CDSC into shares of another Voya mutual fund that is subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

If you acquired Class L shares of Voya Money Market Fund through an exchange from Class C shares of a Voya mutual fund that were subject to a CDSC and then exchange your Class L shares of Voya Money Market Fund for Class C shares of another Voya mutual fund you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of Voya Money Market Fund will not count toward the CDSC holding period.

If you acquired Class L shares of Voya Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of Voya Money Market Fund into Class C shares of another Voya mutual fund, you will become subject to any CDSC that applies to the Voya mutual fund into which you exchange. The time you held your Class L shares of Voya Money Market Fund will not count toward the CDSC holding period of the Voya mutual fund into which you exchanged.

Exchanges Between Classes of Shares of the Same Fund

You may exchange Class B, Class C, and Class W shares of Large Cap Value Fund for Class I shares of the same Fund, or you may exchange Class A shares and Class I shares of Large Cap Value Fund for any other class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired; and (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.). All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

In addition, certain existing Class I shareholders of Large Cap Value Fund may exchange their Class I shares for Class R6 shares of the Fund within one year after the commencement of operations of Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled “How to Buy Shares”; and (2) the shareholder does not require the Fund or an affiliate (including the Fund’s Adviser and any affiliate Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an exchange between classes of shares of the same Fund.

Exchanges between classes of shares of the same Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.

Additional Information About Exchanges

Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of Large Cap Value Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds and among classes of shares of the same Fund, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.

In addition to Large Cap Value Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Proxy Statement/Prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.

You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. Large Cap Value Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

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Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Frequent Trading - Market Timing

Large Cap Value Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Large Cap Value Fund. Large Cap Value Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating Large Cap Value Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. Large Cap Value Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

Large Cap Value Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Large Cap Value Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by Large Cap Value Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by Large Cap Value Fund is halted and does not resume prior to the time the Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Large Cap Value Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. Currently, Interactive Data Pricing provides such services to Large Cap Value Fund. However, to the extent that Large Cap Value Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.

Large Cap Value Fund’s Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, Large Cap Value Fund prohibits frequent trading. Large Cap Value Fund has defined frequent trading as follows:

•	Any shareholder or financial adviser who initiated exchanges among all their accounts with Large Cap Value Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•	Trading deemed harmful or excessive by Large Cap Value Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and

•	Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases and sales of Fund shares in the amount of $5,000 or less;

•	Transfers associated with systematic purchases or redemptions;

•	Purchases and sales of funds that affirmatively permit short-term trading;

•	Rebalancing to facilitate fund-of-fund arrangements or Large Cap Value Fund’s systematic exchange privileges;

•	Purchases or sales initiated by Voya mutual funds; and

•	Transactions subject to the trading policy of an intermediary that Large Cap Value Fund deems materially similar to the Fund’s policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

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•	Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.

•	Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.

•	No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.

Large Cap Value Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Large Cap Value Fund will occur. Moreover, in enforcing such restrictions, Large Cap Value Fund is often required to make decisions that are inherently subjective. Large Cap Value Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in Large Cap Value Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. Large Cap Value Fund's Administrator has agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that Large Cap Value Fund's Administrator will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, Large Cap Value Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where Large Cap Value Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, Large Cap Value Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in Large Cap Value Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.

Only persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell a Voya mutual fund to you. The Distributor has agreements in place with each broker-dealer selling Large Cap Value Fund defining specifically what those broker-dealers will be paid for the sale of a particular Voya mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from Voya. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

Large Cap Value Fund’s Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by a Voya entity, Voya may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of Large Cap Value Fund's shares held by the broker-dealer's customers; or (2) 0.30% of the value of Large Cap Value Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.

Large Cap Value Fund’s Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may

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include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of Large Cap Value Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top firms we paid to sell our mutual funds as of the last calendar year are:

Ameriprise Financial Services, Inc.; AXA Advisors, LLC; Capital One ShareBuilder, Inc.; Charles Schwab & Co., Inc.; Commonwealth Financial Network; Directed Services LLC; Edward D. Jones & Co., L.P.; Fifth Third Securities, Inc.; Janney Montgomery Scott LLC; JPMorgan Clearing Corporation; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Smith Barney LLC; MSCS Financial Services, LLC; National Financial Services LLC; Oppenheimer & Co., Inc.; Pershing, LLC; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; ReliaStar Life Insurance Company of New York; Stifel Nicolaus & Co., Inc.; TD Ameritrade, Inc.; UBS Financial Services, Inc.; Voya Financial Advisors, Inc. (formerly, ING Financial Partners, Inc.); Voya Retirement Insurance and Annuity Company (formerly, ING Life Insurance and Annuity Company); and Wells Fargo Advisors, LLC.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Dividends, Distributions, and Taxes

Dividends and Distributions

Large Cap Value Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Large Cap Value Fund distributes capital gains, if any, annually. Large Cap Value Fund pays dividends consisting of ordinary income, if any, quarterly.

To comply with federal tax regulations, Large Cap Value Fund may also pay an additional capital gains distribution.

Dividend Reinvestment

Unless you instruct Large Cap Value Fund to pay you dividends in cash, dividends and distributions paid by Large Cap Value Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of Large Cap Value Fund invested in another Voya mutual fund that offers the same class of shares. If you are a shareholder of Voya Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end Voya mutual fund.

Taxes

The tax discussion in this Proxy Statement/Prospectus is only a summary of certain U.S. federal income tax issues generally affecting Large Cap Value Fund and its shareholders. The following assumes that Large Cap Value Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in Large Cap Value Fund with your tax advisor.

Large Cap Value Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although Large Cap Value Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by Large Cap Value Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of Large Cap Value Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as

43

pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of Large Cap Value Fund through a financial intermediary, that entity will provide this information to you.

Large Cap Value Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, Large Cap Value Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from Large Cap Value Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Large Cap Value Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide Large Cap Value Fund with a shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.

Shareholders that invest in Large Cap Value Fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in Large Cap Value Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, Large Cap Value Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Foreign Income Taxes. Investment income received by Large Cap Value Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle Large Cap Value Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for Large Cap Value Fund in advance since the amount of the assets to be invested within various countries is not known.

Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through Large Cap Value Fund and not through a financial intermediary, Large Cap Value Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost basis reporting are included in the Statement of Additional Information dated September 30, 2014.

Please see the Statement of Information dated September 30, 2014 for further information regarding tax matters.

44

Appendix C: Financial Highlights

The following financial highlights are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The reports of KPMG LLP, along with the financial statements included in the annual shareholder reports dated May 31, 2014, are incorporated herein by reference.

Core Equity Research Fund

		Income (loss) from investment operations				Less distributions					Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions (2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions /additions (2)(3)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class A
05-31-14	15.12	0.18		2.69	2.87	0.12	—	0.12	17.87	19.10	1.21	1.10		1.10		1.05		363,999	84
05-31-13	12.18	0.13	•	2.95	3.08	0.14	—	0.14	15.12	25.50	1.23	1.08		1.08		0.99		336,884	59
05-31-12	12.44	0.12		(0.29)	(0.17)	0.09	—	0.09	12.18	(1.29)	1.26	1.08		1.08		0.98		300,026	71
05-31-11	10.01	0.06		2.42	2.48	0.05	—	0.05	12.44	24.81	1.26	1.08	†	1.08	†	0.56	†	341,327	75
05-31-10	8.77	0.05		1.26	1.31	0.07	—	0.07	10.01	15.05	1.27	1.08	†	1.08	†	0.50	†	294,790	124

Class B
05-31-14	14.79	0.05	•	2.65	2.70	0.01	—	0.01	17.48	18.27	1.96	1.85		1.85		0.29		2,122	84
05-31-13	11.91	0.03	•	2.88	2.91	0.03	—	0.03	14.79	24.50	1.98	1.83		1.83		0.22		2,412	59
05-31-12	12.18	0.03	•	(0.28)	(0.25)	0.02	—	0.02	11.91	(2.06)	2.01	1.83		1.83		0.23		3,118	71
05-31-11	9.83	(0.02)		2.37	2.35	—	—	—	12.18	23.91	2.01	1.83	†	1.83	†	(0.19	)†	6,206	75
05-31-10	8.63	(0.02)		1.24	1.22	0.02	—	0.02	9.83	14.11	2.02	1.83	†	1.83	†	(0.23	)†	10,829	124

Class C
05-31-14	14.68	0.05		2.63	2.68	0.02	—	0.02	17.34	18.25	1.96	1.85		1.85		0.31		12,487	84
05-31-13	11.83	0.03		2.87	2.90	0.05	—	0.05	14.68	24.57	1.98	1.83		1.83		0.24		11,009	59
05-31-12	12.11	0.03		(0.29)	(0.26)	0.02	—	0.02	11.83	(2.09)	2.01	1.83		1.83		0.23		9,488	71
05-31-11	9.77	(0.02)		2.36	2.34	—	—	—	12.11	23.95	2.01	1.83	†	1.83	†	(0.19	)†	11,150	75
05-31-10	8.58	(0.02)		1.23	1.21	0.02	—	0.02	9.77	14.11	2.02	1.83	†	1.83	†	(0.24	)†	10,500	124

Class I
05-31-14	15.19	0.22	•	2.72	2.94	0.18	—	0.18	17.95	19.46	0.89	0.79		0.79		1.35		33,779	84
05-31-13	12.23	0.18	•	2.96	3.14	0.18	—	0.18	15.19	25.95	0.92	0.75		0.75		1.33		45,163	59
05-31-12	12.49	0.15		(0.28)	(0.13)	0.13	—	0.13	12.23	(0.97)	0.96	0.75		0.75		1.23		31,518	71
05-31-11	10.04	0.10		2.42	2.52	0.07	—	0.07	12.49	25.25	0.95	0.77	†	0.77	†	0.89	†	53,006	75
05-31-10	8.80	0.07		1.27	1.34	0.10	—	0.10	10.04	15.26	1.02	0.83	†	0.83	†	0.66	†	42,057	124

Class O
05-31-14	15.10	0.17		2.70	2.87	0.12	—	0.12	17.85	19.13	1.21	1.10		1.10		1.05		26,639	84
05-31-13	12.16	0.14		2.94	3.08	0.14	—	0.14	15.10	25.56	1.23	1.08		1.08		0.99		21,773	59
05-31-12	12.43	0.12		(0.30)	(0.18)	0.09	—	0.09	12.16	(1.36)	1.26	1.08		1.08		0.98		18,409	71
05-31-11	10.00	0.06		2.42	2.48	0.05	—	0.05	12.43	24.85	1.26	1.08	†	1.08	†	0.56	†	18,504	75
05-31-10	8.77	0.05		1.26	1.31	0.08	—	0.08	10.00	14.97	1.27	1.08	†	1.08	†	0.49	†	13,899	124

Class R
05-31-14	15.06	0.13		2.70	2.83	0.09	—	0.09	17.80	18.87	1.46	1.35		1.35		0.81		5	84
05-31-13	12.16	0.10		2.94	3.04	0.14	—	0.14	15.06	25.17	1.48	1.33		1.33		0.74		4	59
08-05-11[4]-05-31-12	10.85	0.06		1.31	1.37	0.06	—	0.06	12.16	12.70	1.51	1.33		1.33		0.83		3	71

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		Income (loss) from investment operations				Less distributions					Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions (2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions /additions (2)(3)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		($000’s)	(%)

Class R6
09-30-13[4]-05-31-14	15.97	0.09	•	2.00	2.09	0.10	—	0.10	17.96	13.15	0.85	0.74		0.74		0.84		1,903	84

Class W
05-31-14	15.16	0.22	•	2.71	2.93	0.17	—	0.17	17.92	19.45	0.96	0.85		0.85		1.32		23,564	84
05-31-13	12.22	0.15		2.98	3.13	0.19	—	0.19	15.16	25.88	0.98	0.83		0.83		1.33		10,021	59
05-31-12	12.49	0.15	•	(0.30)	(0.15)	0.12	—	0.12	12.22	(1.10)	1.01	0.83		0.83		1.18		2,488	71
05-31-11	10.05	0.08		2.43	2.51	0.07	—	0.07	12.49	25.10	1.01	0.83	†	0.83	†	0.85	†	92	75
06-12-09[4]-05-31-10	9.03	0.07	•	1.05	1.12	0.10	—	0.10	10.05	12.44	1.02	0.83	†	0.83	†	0.73	†	3	124

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at NAV and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

4.	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

46

Large Cap Value Fund

		Income (loss) from investment operations				Less distributions					Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions (2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions /additions (2)(3)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class A
05-31-14	12.19	0.15		1.69	1.84	0.17	1.05	1.22	12.81	16.28	1.16	1.14		1.14		1.21		206,215	149
05-31-13	9.88	0.17		2.62	2.79	0.18	0.30	0.48	12.19	29.02	1.15	1.14		1.14		1.55		57,211	123
05-31-12	10.44	0.23	•	(0.41)	(0.18)	0.21	0.17	0.38	9.88	(1.53)	1.21	1.15		1.15		2.30		32,435	84
05-31-11	8.53	0.20		1.91	2.11	0.18	0.02	0.20	10.44	25.07	1.20	1.14	†	1.14	†	2.18	†	11,331	46
05-31-10	7.00	0.16		1.52	1.68	0.15	—	0.15	8.53	24.22	2.12	1.25	†	1.25	†	1.94	†	6,788	113

Class B
05-31-14	12.13	0.04		1.71	1.75	0.08	1.05	1.13	12.75	15.49	1.91	1.89		1.89		0.45		6,030	149
05-31-13	9.83	0.09	•	2.60	2.69	0.09	0.30	0.39	12.13	28.06	1.90	1.89		1.89		0.82		589	123
05-31-12	10.40	0.16	•	(0.41)	(0.25)	0.15	0.17	0.32	9.83	(2.27)	1.96	1.90		1.90		1.58		567	84
05-31-11	8.51	0.13		1.90	2.03	0.12	0.02	0.14	10.40	24.01	1.95	1.89	†	1.89	†	1.44	†	295	46
05-31-10	6.99	0.09		1.53	1.62	0.10	—	0.10	8.51	23.31	2.87	2.00	†	2.00	†	1.16	†	219	113

Class C
05-31-14	12.15	0.04		1.71	1.75	0.08	1.05	1.13	12.77	15.50	1.91	1.89		1.89		0.45		95,789	149
05-31-13	9.85	0.08		2.62	2.70	0.10	0.30	0.40	12.15	28.11	1.90	1.89		1.89		0.80		22,862	123
05-31-12	10.43	0.15	•	(0.40)	(0.25)	0.16	0.17	0.33	9.85	(2.31)	1.96	1.90		1.90		1.55		12,095	84
05-31-11	8.54	0.11		1.92	2.03	0.12	0.02	0.14	10.43	23.98	1.95	1.89	†	1.89	†	1.40	†	3,697	46
05-31-10	7.01	0.10		1.53	1.63	0.10	—	0.10	8.54	23.32	2.87	2.00	†	2.00	†	1.19	†	1,201	113

Class I
05-31-14	12.84	0.20	•	1.80	2.00	0.21	1.05	1.26	13.58	16.76	0.81	0.79		0.79		1.55		219,822	149
05-31-13	10.38	0.22	•	2.75	2.97	0.21	0.30	0.51	12.84	29.44	0.82	0.80		0.80		1.90		277,638	123
05-31-12	10.95	0.28	•	(0.43)	(0.15)	0.25	0.17	0.42	10.38	(1.22)	0.87	0.80		0.80		2.69		177,157	84
05-31-11	8.95	0.23		2.00	2.23	0.21	0.02	0.23	10.95	25.22	0.88	0.82	†	0.82	†	2.51	†	102,577	46
03-31-10[4]-05-31-10	9.46	0.04		(0.51)	(0.47)	0.04	—	0.04	8.95	(4.99)	1.84	0.97	†	0.97	†	2.18	†	44	113

Class O
05-31-14	12.18	0.15		1.69	1.84	0.17	1.05	1.22	12.80	16.32	1.16	1.14		1.14		1.20		6,780	149
01-28-13[4]-05-31-13	11.15	0.06	•	1.00	1.06	0.03	—	0.03	12.18	9.54	1.15	1.14		1.14		1.54		375	123

Class R
05-31-14	12.17	0.12	•	1.70	1.82	0.15	1.05	1.20	12.79	16.12	1.41	1.34		1.34		1.01		4,263	149
05-31-13	9.88	0.14		2.62	2.76	0.17	0.30	0.47	12.17	28.74	1.40	1.34		1.34		1.32		2,089	123
08-05-11[4]-05-31-12	9.19	0.16	•	0.85	1.01	0.15	0.17	0.32	9.88	11.22	1.46	1.39		1.39		2.02		87	84

Class R6
05-31-14	12.84	0.20	•	1.80	2.00	0.21	1.05	1.26	13.58	16.77	0.81	0.78		0.78		1.57		265,510	149
05-31-13[4]-05-31-13	12.84	0.00	*	0.00 *	0.00 *	—	—	—	12.84	0.00	0.79	0.78		0.78		1.92		3	123

Class W
05-31-14	12.81	0.19		1.79	1.98	0.20	1.05	1.25	13.54	16.62	0.91	0.89		0.89		1.46		46,143	149
05-31-13	10.36	0.19		2.76	2.95	0.20	0.30	0.50	12.81	29.32	0.90	0.89		0.89		1.79		35,301	123
05-31-12	10.93	0.26	•	(0.42)	(0.16)	0.24	0.17	0.41	10.36	(1.29)	0.96	0.90		0.90		2.53		6,345	84
05-31-11	8.93	0.19		2.04	2.23	0.21	0.02	0.23	10.93	25.25	0.95	0.89	†	0.89	†	2.37	†	64	46
06-01-09[4]-05-31-10	7.50	0.17		1.43	1.60	0.17	—	0.17	8.93	21.48	1.84	0.97	†	0.97	†	2.20	†	4	113

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at NAV and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

47

3.	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

4.	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

48

Appendix D: Security ownership of certain beneficial and record owners

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of November 14, 2014:

Voya Core Equity Research Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percent of Fund	Percent of Combined Fund After the Reorganization*

Voya Large Cap Value Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percent of Fund	Percent of Combined Fund After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on November 14, 2014.

49

7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 12, 2015.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	M79213-S23948	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

VOYA CORE EQUITY RESEARCH FUND

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:		For	Against	Abstain

1.	To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between Voya Core Equity Research Fund ("Core Equity Fund") and Voya Large Cap Value Fund ("Large Cap Value Fund"), providing for the reorganization of Core Equity Fund with and into Large Cap Value Fund; and	☐	☐	☐

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to Be Held on February 12, 2015.

The Proxy Statement/Prospectus for the Special Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA.

M79214-S23948

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on February 12, 2015, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

Voya Equity Trust

Statement of Additional Information

December 29, 2014

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Voya Core Equity Research Fund	Voya Large Cap Value Fund
(A Series of Voya Series Fund, Inc.)	(A Series of Voya Equity Trust)
7337 East Doubletree Ranch Road,Suite100	7337 East Doubletree Ranch Road, Suite100
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Large Cap Value Fund (“SAI”) is available to the shareholders of Voya Core Equity Research Fund (“Core Equity Fund”), a series of Voya Series Fund, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of Core Equity Fund will be transferred to Voya Large Cap Value Fund (“Large Cap Value Fund,” together with Core Equity Fund, the “Funds, each a “Fund”), a series of Voya Equity Trust, in exchange for shares of Large Cap Value Fund.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Large Cap Value Fund; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Core Equity Fund, dated September 30, 2014, as filed on September 26, 2014 (File No: 033-41694) and the SAI for Voya Large Cap Value Fund dated September 30, 2014, as filed on September 26, 2014 (File No: 333-56881).

2.	The Financial Statements of Core Equity Fund included in the audited Annual Report dated May 31, 2014, as filed on August 6, 2014 and the Semi-Annual Report dated November 30, 2013, as filed on February 5, 2014 (File No: 811-06352) and the Financial Statements of Large Cap Value Fund included in the audited Annual Report dated May 31, 2014, as filed on August 6, 2014 and the Semi-Annual Report dated November 30, 2013, as filed on February 5, 2014 (File No. 811-08817).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated December 29, 2014, relating to the Reorganization of Core Equity Fund may be obtained, without charge, by writing to the Voya Funds at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

1

Voya Large Cap Value Fund

Set forth below is an excerpt from Large Cap Value Fund’s audited annual report dated May 31, 2014.

Market Perspective: Year Ended May 31, 2014

In the first half of our fiscal year, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends rose 10.28%. The Index marched on in December, but then slumped in January, before recovering to end up 17.14% for the whole fiscal year. (The Index returned 18.87% for the one year ended May 31, 2014, measured in U.S. dollars.)

In the U.S., sentiment was cushioned for most of 2013 by the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases in the face of an unimpressive economic recovery. However a slow recovery was a double-edged sword for investors in risky assets: a faster pace would probably cause the “tapering” of bond purchases by the Fed.

In May 2013, markets had been roiled by Fed Chairman Bernanke’s attempts to manage expectations for the beginning of the end of quantitative easing. At its September 18 meeting, the Fed was widely expected to announce the start of the process. Surprisingly, on the day before Chairman Bernanke’s address, the Index reached a new high for 2013. The significance of this, that investors had already become reconciled to tapering, was apparently lost in the shock of the Fed’s decision not to do so.

In any event it appeared that investors were becoming less inclined to treat “bad” news on the economy, which might prolong the Fed’s bond purchases, as “good” news. And some good news started to flow, including a limited budget deal, the unemployment rate falling to 7.0% and third quarter gross domestic product (“GDP”) growth revised up to 4.1%. When on December 18 the Fed did announce a tapering to $75 billion per month with more to come, markets took it in stride.

But it did not take long in 2014 for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed the Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear however was that it was indeed weather-related and could therefore be expected to be temporary. New Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.” The March, April and (especially) May employment reports were significantly better. Retail sales, industrial production, durable goods orders and home sales all rebounded strongly in April and May, and when on May 29 first quarter GDP growth was revised down to a fall of 1.0% annualized, markets seemed to shrug it off as the encapsulation of a weather-driven anomaly.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds edged up 2.71% during the fiscal year. The Barclays Long Term U.S. Treasury sub-index, having dropped 6.44% in the first half, bounced back to advance 3.11% for the whole fiscal year. The Barclays U.S. Corporate Investment Grade Bond sub-index did better, gaining 4.68%, but was eclipsed by the Barclays High Yield Bond – 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 7.88%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 20.45% in the fiscal year, closing at an all-time high. Industrials was the best performing sector with a gain of 26.56%, followed closely by health care 26.38%. The worst were telecoms, which returned 8.39% and financials 14.41%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, eroded by only about 3% in the next quarter.

In currencies, the dollar lost 4.66% against the euro, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost more, 9.29%,

2

against the pound as the UK’s strong recovery story remained largely intact. The dollar gained 1.31% on the yen, with the Bank of Japan’s own quantitative easing undiminished.

In international markets, the MSCI Japan® Index added 7.02% for the fiscal year, half of the gain that stood at the start of 2014. The fiscal and monetary stimulus of the economic policies advocated by the Prime Minister of Japan (i.e. “Abenomics”) seemed to be fading, with weak trade and business investment, persistently declining wages and an April increase in sales tax. The MSCI Europe ex UK® Index gained 19.04%, with strength in banks, pharmaceuticals, telecoms and the peripheral markets (including bond markets) of Italy, Spain and Ireland. The MSCI UK® Index rose a rather disappointing 7.77%. Stocks were held back by lagging banks, miners and consumer staples. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 1000® Value Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

Portfolio Managers' Report

Voya Large Cap Value Fund* (the “Fund” or “Large Cap Value”) seeks long-term growth of capital and current income. The Fund is managed by Robert M. Kloss, Vincent Costa, CFA, and Christopher F. Corapi, Portfolio Managers, of Voya Investment Management Co. LLC (“Voya IM”)* — the Sub-Adviser.

Performance: For the year ended May 31, 2014, the Fund’s Class A shares, excluding sales charges, provided a total return of 16.28% compared to the Russell 1000® Value Index (the “Index” or “Russell 1000® Value”), which returned 19.60% for the same period.

Sector Diversification

as of May 31, 2014

(as a percentage of net assets)

Financials	24.5%
Energy	15.5%
Health Care	12.9%
Industrials	9.9%
Information Technology	9.4%
Utilities	6.9%
Consumer Staples	6.8%
Consumer Discretionary	5.7%
Materials	3.7%
Telecommunication Services	2.0%
Exchange-Traded Funds	1.1%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

   Portfolio holdings are subject to change daily.

Portfolio Specifics: The Fund's relative underperformance was driven by unfavorable stock selection, primarily within the health care and information technology sectors. Our allocation to cash, although within a typical range, was also a drag on performance. By contrast, strong stock selection within the financials and consumer staples sectors contributed most favorably to performance.

The key detractors from performance were Santander Consumer USA Holdings, Inc. (“Santander Consumer”) and General Electric Company (“GE”).

An out-of-benchmark position in Santander Consumer, a subprime auto lender, detracted value. After adding back costs associated with its initial public offering, the company reported “core” net income per diluted share of 44 cents, outpacing analysts’ consensus expectation of 41 cents. This outperformance might have produced a gain in the share price were it not for a much larger loan-loss reserve buildup than investors had expected. What’s more, the surprise announcement that Santander Consumer would be subject to its majority owner Santander Bank USA’s capital return limitations caused the former to suspend its dividend for the balance of 2014, impairing an important part of our investment thesis. We subsequently sold out of the stock.

Within the industrials sector, a position in GE detracted from performance. Shares reflected mixed results during the reporting period, with the stock ultimately underperforming both the market and the industrials sector. After a rough first quarter of 2013 (1Q13), the company strung together three reasonably solid quarters and exceeded consensus expectations for 1Q14 due to strong organic growth and better-than-expected industrial margins. Nevertheless, we reduced the Fund’s position in March as we became concerned that expectations for GE’s profit-margin improvement were too high and that the changes from the new chief financial officer were materializing slower than expected.

The main individual contributors to performance were Chevron Corporation and Bank of America Corporation.

Not owning benchmark stock Chevron, a U.S.-based integrated oil and gas company, contributed to relative performance. Shares of Chevron declined sharply over the period due to weak 4Q13 earnings and a muted 2014 growth outlook.

Top Ten Holdings
as of May 31, 2014*
(as a percentage of net assets)

Wells Fargo & Co.	4.0%
ExxonMobil Corp.	3.9%
JPMorgan Chase & Co.	3.9%
Pfizer, Inc.	3.4%
Merck & Co., Inc.	2.8%
Occidental Petroleum Corp.	2.8%
Microsoft Corp.	2.5%
General Electric Co.	2.5%
Cisco Systems, Inc.	2.3%
Apple, Inc.	2.1%

* Excludes short-term investments.

    Portfolio holdings are subject to change daily.

Within the financial sector, Bank of America Corporation outperformed. We initiated a position in Bank of America last July, as we believed the company was well positioned for the yield-curve steepening that had recently occurred; we believed the stock would benefit even more if the U.S. Federal Reserve Board (the “Fed”) were to raise short-term rates. After five months of underperformance to begin the fiscal year, financial stocks outpaced the market as we moved into 2014; megabanks led the pack, including our overweight position in Bank of America. All benefited from improving sentiment after investors adjusted to the Fed’s gradual reduction of its monthly purchases of mortgage-backed and U.S. Treasury securities, which the Fed had made in recent years to stimulate the U.S. economy. We sold the Fund’s Bank of America shares in January as we believed the company’s strong relative stock performance fully priced in its interest-rate and expense-cutting catalysts. Not owning Bank of America in the second half of the reporting period also contributed to relative returns: shares sold off after a relatively weak 1Q14 earnings report. What’s more, Bank of America subsequently announced that it had incorrectly reported data used in

4

the calculation of regulatory capital ratios and submitted as inputs for the most recent stress tests conducted by the Fed. As a result, the Fed required the bank to suspend its stock repurchase program and dividend increase, and to resubmit its 2014 capital plan for re-evaluation.

Current Strategy and Outlook: We continue to see, in our opinion, attractive valuations in companies in a variety of sectors. Going forward we believe that dividends will continue to be in demand by investors, who are searching for income and for funds with good downside capture such as the Voya Large Cap Value strategy has sought to provide. The Fund is currently overweight in the consumer staples, materials and utilities sectors and underweight the financials and consumer discretionary sectors.

*	The Fund was formerly known as “ING Large Cap Value Fund.” Additionally, the Sub-Adviser was formerly known as “ING Investment Management Co. LLC.”

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

*   *   *   *

5

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Core Equity Fund will be transferred to Large Cap Value Fund, in exchange for shares of Large Cap Value Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of May 31, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2014 (Unaudited)

	Core Equity Fund	Large Cap Value Fund	Pro Forma Adjustments		Large Cap Value Fund Pro Forma Combined
ASSETS:
Investments in securities at fair value +*	$450,647,711	$837,041,441	$-		$1,287,689,152
Short-term investments at fair value**	9,278,079	24,916,885	-		34,194,964
Total Investments at fair value	$459,925,790	$861,958,326	$-		$1,321,884,116
Cash	1,518	84	499,422	(A)	501,024
Cash collateral for futures	494,200	-	(494,200	)(A)	-
Foreign currencies at value***	5,222	-	(5,222	)(A)	-
Receivables:
Investment securities sold	18,471,152	55,959,440	-		74,430,592
Fund shares sold	367,118	440,473	-		807,591
Dividends	834,482	1,958,174	-		2,792,656
Prepaid expenses	34,885	47,247	-		82,132
Reimbursement due from manager	33,911	25,417	385,000	(B)	444,328
Total assets	480,168,278	920,389,161	385,000		1,400,942,439

LIABILITIES:
Payable for investment securities purchased	14,769,238	67,337,965	-		82,107,203
Payable for fund shares redeemed	328,045	1,265,784	-		1,593,829
Payable upon receipt for securities loaned	-	433,962	-		433,962
Payable for investment management fees	262,422	462,691	-		725,113
Payable to administrative fees	30,992	71,183	-		102,175
Payable for distribution and shareholder service fees	93,859	132,103	-		225,962
Payable for trustee fees	-	3,748	2,229	(A)	5,977
Payable for directors fees	2,229	-	(2,229	)(A)	-
Other accrued expenses and liabilities	183,077	129,910	385,000	(B)	697,987
Total liabilities	15,669,862	69,837,346	385,000		85,892,208
NET ASSETS	$464,498,416	$850,551,815	$-		$1,315,050,231

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$339,707,422	$697,941,109	$-		$1,037,648,531
Undistributed net investment income	2,651,601	1,774,522	-		4,426,123
Accumulated net realized gain	26,263,080	41,397,299	76,453	(A)	67,736,832
Net unrealized appreciation	95,876,313	109,438,885	(76,453	)(A)	205,238,745
NET ASSETS	$464,498,416	$850,551,815	$-		$1,315,050,231

6

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2014 (Unaudited)

		Core Equity Fund	Large Cap Value Fund	Pro Forma Adjustments		Large Cap Value Fund Pro Forma Combined
+	Including securities loaned at value	$-	$425,011	$-		$425,011
*	Cost of investments in securities	$354,810,357	$727,602,556	$-		$1,082,412,913
**	Cost of short-term investments	$9,278,079	$24,916,885	$-		$34,194,964
***	Cost of foreign currencies	$4,969	$-	$(4,969	)(A)	$-

	Class A:
	Net Assets	$363,999,138	$206,214,811	$-		$570,213,949
	Shares authorized	100,000,000	unlimited			unlimited
	Par value	$0.001	$0.010	$-		$0.010
	Shares outstanding	20,368,376	16,094,698	8,046,857	(C)	44,509,931
	Net asset value and redemption price per share †	$17.87	$12.81	$-		$12.81
	Maximum offering price per share (5.75%) (1) (2)	$18.96	$13.59	$-		$13.59

	Class B:
	Net Assets	$2,121,541	$6,030,073	$-		$8,151,614
	Shares authorized	100,000,000	unlimited			unlimited
	Par value	$0.001	$0.010	$-		$0.010
	Shares outstanding	121,384	472,856	45,011	(C)	639,251
	Net asset value and redemption price per share †	$17.48	$12.75	$-		$12.75

	Class C:
	Net Assets	$12,486,905	$95,789,077	$-		$108,275,982
	Shares authorized	100,000,000	unlimited			unlimited
	Par value	$0.001	$0.010	$-		$0.010
	Shares outstanding	720,230	7,503,453	257,601	(C)	8,481,284
	Net asset value and redemption price per share †	$17.34	$12.77	$-		$12.77

	Class I:
	Net Assets	$33,779,438	$219,821,997	$-		$253,601,435
	Shares authorized	100,000,000	unlimited			unlimited
	Par value	$0.001	$0.010	$-		$0.010
	Shares outstanding	1,881,736	16,183,619	605,704	(C)	18,671,059
	Net asset value and redemption price per share	$17.95	$13.58	$-		$13.58

	Class O:
	Net Assets	$26,639,252	$6,779,570	$-		$33,418,822
	Shares authorized	100,000,000	unlimited			unlimited
	Par value	$0.001	$0.010	$-		$0.010
	Shares outstanding	1,492,452	529,494	588,740	(C)	2,610,686
	Net asset value and redemption price per share	$17.85	$12.80	$-		$12.80

7

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2014 (Unaudited)

	Core Equity Fund	Large Cap Value Fund	Pro Forma Adjustments		Large Cap Value Fund Pro Forma Combined
Class R:
Net Assets	$4,921	$4,262,884	$-		$4,267,805
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	$-		$0.010
Shares outstanding	276	333,266	109	(C)	333,651
Net asset value and redemption price per share	$17.80	$12.79	$-		$12.79

Class R6:
Net Assets	$1,903,390	$265,510,101	$-		$267,413,491
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	$-		$0.010
Shares outstanding	105,964	19,557,540	34,197	(C)	19,697,701
Net asset value and redemption price per share	$17.96	$13.58	$-		$13.58

Class W:
Net Assets	$23,563,831	$46,143,302	$-		$69,707,133
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	$-		$0.010
Shares outstanding	1,315,223	3,407,080	425,089	(C)	5,147,392
Net asset value and redemption price per share	$17.92	$13.54	$-		$13.54

(A)	Reflects adjustments related to portfolio transitioning.
(B)	Reflects adjustment for estimated one time merger expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).
(C)	Reflects new shares issued, net of retired shares of Voya Core Equity Research Fund. (Calculation: Net Assets ÷ NAV per share).
(1)	For Voya Core Equity Research Fund maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2)	For Voya Large Cap Value Fund maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

8

STATEMENTS OF OPERATIONS for the year ended May 31, 2014 (Unaudited)

	Core Equity Fund	Large Cap Value Fund	Pro Forma Adjustments		Large Cap Value Fund Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,591,219	$17,477,958	$-		$27,069,177
Interest	-	29	-		29
Securities lending income, net	1,261	113,356	-		114,617
Total investment income	9,592,480	17,591,343	-		27,183,823

EXPENSES:
Investment management fees	3,017,808	4,873,341	(119,874	)(A)	7,771,275
Distribution and shareholder service fees:
Class A	882,465	451,849	-		1,334,314
Class B	23,542	55,047	-		78,589
Class C	118,855	860,596	-		979,451
Class O	60,648	13,640	-		74,288
Class R	22	18,986	-		19,008
Transfer agent fees
Class A	464,144	197,284	(51,847	)(A)	609,581
Class B	3,108	6,014	(186	)(A)	8,936
Class C	15,609	94,180	1,898	(A)	111,687
Class I	21,569	14,360	(27,420	)(A)	8,509
Class O	31,827	6,038	(3,980	)(A)	33,885
Class R	6	4,868	(525	)(A)	4,349
Class R6	473	9,976	(4,870	)(A)	5,579
Class W	20,545	48,048	48	(A)	68,641
Administrative service fees	356,041	749,739	89,792	(A)	1,195,572
Shareholder reporting expense	65,150	57,799	-		122,949
Registration fees	94,627	119,579	-		214,206
Professional fees	57,531	74,125	-		131,656
Custody and accounting expense	57,128	99,111	-		156,239
Directors fees	13,375	-	(13,375	)(A)	-
Trustee fees	-	22,492	13,375	(A)	35,867
Miscellaneous expense	23,015	28,858	67,685	(A)	119,558
Interest expense	173	2,152	-		2,325
Merger and transition expenses	-	-	385,000	(B)	385,000
Total expenses	5,327,661	7,808,082	335,721		13,471,464
Net waived and reimbursed fees	(465,364)	(198,926)	(661,680)		(1,325,970)
Net expenses	4,862,297	7,609,156	(325,959)		12,145,494
Net investment income	4,730,183	9,982,187	325,959		15,038,329

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	84,200,834	100,474,702	109,036	(C)	184,784,572
Futures	32,583	-	(32,583	)(C)	-

9

STATEMENTS OF OPERATIONS for the year ended May 31, 2014 (Unaudited)

	Core Equity Fund	Large Cap Value Fund	Pro Forma Adjustments		Large Cap Value Fund Pro Forma Combined
Net realized gain	84,233,417	100,474,702	76,453		184,784,572
Net change in unrealized appreciation (depreciation) on:
Investments	(11,200,104)	(348,406)	-		(11,548,510)
Foreign currency related transactions	243	-	(243	)(C)	-
Futures	76,210	-	(76,210	)(C)	-
Net change in unrealized appreciation (depreciation)	(11,123,651)	(348,406)	(76,453)		(11,548,510)
Net realized and unrealized gain	73,109,766	100,126,296	-		173,236,062
Increase in net assets resulting from operations	$77,839,949	$110,108,483	$325,959		$188,274,391

*Foreign taxes withheld	$40,745	$116,489	$-		$157,234

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).
(C)	Reflects adjustments related to portfolio transitioning

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

10

PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)
Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Large Cap Value Fund Pro Forma Combined				Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments		Voya Large Cap Value Fund Pro Forma Combined
Shares	Shares	Shares	Shares				Value	Value	Value		Value

		COMMON STOCK:			96.8%
				Consumer Discretionary:		5.7%
42,800	138,714	31,881	213,395	Brinker International, Inc.			$2,125,020	$6,887,150	$1,582,900	(A)	$10,595,070
162,600	150,862	(81,379)	232,083	Comcast Corp. – Class A			8,487,720	7,874,996	(4,247,967	)(A)	12,114,749
49,104	93,900	1,450	144,454	Delphi Automotive PLC			3,391,122	6,484,734	100,139	(A)	9,975,995
99,892	130,765	(29,491)	201,166	Home Depot, Inc.			8,014,335	10,491,276	(2,366,025	)(A)	16,139,586
77,522	141,486	(1,349)	217,659	Macy's, Inc.			4,642,793	8,473,597	(80,764	)(A)	13,035,626
87,300	105,645	(30,423)	162,522	Nike, Inc.			6,714,243	8,125,157	(2,339,808	)(A)	12,499,592
99,500	-	(99,500)	-	Starbucks Corp.			7,287,380	-	(7,287,380	)(A)	-
97,700	-	(97,700)	-	Walt Disney Co.			8,207,777	-	(8,207,777	)(A)	-
							48,870,390	48,336,910	(22,846,682)		74,360,618

				Consumer Staples:		6.7%
234,317	327,244	(58,135)	503,426	Altria Group, Inc.			9,738,215	13,600,261	(2,416,085	)(A)	20,922,391
64,700	-	(64,700)	-	Costco Wholesale Corp.			7,506,494	-	(7,506,494	)(A)	-
108,800	195,240	(3,686)	300,354	CVS Caremark Corp.			8,521,216	15,291,197	(288,717	)(A)	23,523,696
61,000	114,987	907	176,894	Kimberly-Clark Corp.			6,853,350	12,918,789	101,888	(A)	19,874,027
88,200	147,622	(8,723)	227,099	Kraft Foods Group, Inc.			5,244,372	8,777,604	(518,672	)(A)	13,503,304
96,339	105,935	(39,306)	162,968	Molson Coors Brewing Co.			6,332,362	6,963,107	(2,583,553	)(A)	10,711,916
							44,196,009	57,550,958	(13,211,633)		88,535,334

				Energy:		15.4%
36,200	104,244	19,923	160,367	Anadarko Petroleum Corp.			3,723,532	10,722,538	2,049,285	(A)	16,495,355
83,147	208,839	29,288	321,274	Canadian Natural Resources Ltd.			3,381,588	8,493,482	1,191,146	(A)	13,066,216
32,402	-	(32,402)	-	EOG Resources, Inc.			3,428,132	-	(3,428,132	)(A)	-
91,012	333,428	88,499	512,939	ExxonMobil Corp.			9,149,436	33,519,517	8,896,855	(A)	51,565,808
94,600	99,134	(41,228)	152,506	Halliburton Co.			6,114,944	6,408,022	(2,664,983	)(A)	9,857,983
54,800	141,731	21,505	218,036	Hess Corp.			5,003,240	12,940,040	1,963,439	(A)	19,906,719
82,030	238,373	46,306	366,709	Occidental Petroleum Corp.			8,177,571	23,763,404	4,616,208	(A)	36,557,183
-	188,400	101,431	289,831	Royal Dutch Shell PLC - Class A ADR			-	14,808,240	7,972,484	(A)	22,780,724

11

PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)
Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Large Cap Value Fund Pro Forma Combined				Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments		Voya Large Cap Value Fund Pro Forma Combined
Shares	Shares	Shares	Shares				Value	Value	Value		Value
82,638	82,033	(38,473)	126,198		Schlumberger Ltd.		8,597,658	8,534,713	(4,002,726	)(A)	13,129,645
66,462	178,457	29,616	274,535		Total S.A. ADR		4,615,786	12,393,839	2,056,829	(A)	19,066,454
							52,191,887	131,583,795	18,650,405		202,426,087

					Financials:	24.4%
-	270,796	145,792	416,588	L	AllianceBernstein Holding LP		-	6,566,803	3,535,446	(A)	10,102,249
56,400	88,582	(8,709)	136,273		Ameriprise Financial, Inc.		6,351,204	9,975,219	(980,730	)(A)	15,345,693
99,275	187,079	1,445	287,799		Arthur J. Gallagher & Co.		4,549,773	8,573,830	66,219	(A)	13,189,822
-	337,659	181,789	519,448		Blackstone Group LP		-	10,494,442	5,650,014	(A)	16,144,456
119,083	218,153	(1,633)	335,603		Discover Financial Services		7,041,378	12,899,387	(96,585	)(A)	19,844,180
-	165,377	89,036	254,413		Extra Space Storage, Inc.		-	8,657,486	4,661,031	(A)	13,318,517
215,729	399,573	(606)	614,696		Fifth Third Bancorp.		4,463,433	8,267,165	(12,543	)(A)	12,718,055
143,159	247,229	(10,055)	380,333		Gaming and Leisure Properties, Inc.		4,804,416	8,297,005	(337,461	)(A)	12,763,960
168,700	310,836	(1,352)	478,184		Invesco Ltd.		6,191,290	11,407,681	(49,604	)(A)	17,549,367
175,398	590,615	142,578	908,591		JPMorgan Chase & Co.		9,746,867	32,820,475	7,923,073	(A)	50,490,415
-	171,835	92,513	264,348		Lincoln National Corp.		-	8,241,207	4,436,914	(A)	12,678,121
71,020	154,161	11,977	237,158		Prudential Financial, Inc.		5,835,003	12,665,868	984,067	(A)	19,484,938
-	774,845	417,162	1,192,007		Regions Financial Corp.		-	7,895,671	4,250,884	(A)	12,146,555
190,520	348,961	(2,646)	536,835		Starwood Property Trust, Inc.		4,646,783	8,511,159	(64,532	)(A)	13,093,410
-	248,093	133,569	381,662		Weingarten Realty Investors		-	7,886,876	4,246,149	(A)	12,133,025
225,300	674,611	137,898	1,037,809		Wells Fargo & Co.		11,440,734	34,256,747	7,002,468	(A)	52,699,949
184,290	344,078	955	529,323		XL Group PLC		5,982,053	11,168,772	31,008	(A)	17,181,833
							71,052,934	208,585,793	41,245,818		320,884,545

					Health Care:	12.9%
81,100	313,012	87,420	481,532		Abbott Laboratories		3,244,811	12,523,610	3,497,670	(A)	19,266,091
89,300	123,400	(22,864)	189,836		Bristol-Myers Squibb Co.		4,441,782	6,137,916	(1,137,241	)(A)	9,442,457
66,366	130,521	3,904	200,791		Cardinal Health, Inc.		4,687,431	9,218,698	275,746	(A)	14,181,875
61,500	-	(61,500)	-	@	Gilead Sciences, Inc.		4,994,415	-	(4,994,415	)(A)	-
78,048	202,582	31,018	311,648		Medtronic, Inc.		4,763,269	12,363,580	1,893,055	(A)	19,019,904
205,582	418,498	19,730	643,810		Merck & Co., Inc.		11,894,975	24,214,294	1,141,555	(A)	37,250,824

12

PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)
Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Large Cap Value Fund Pro Forma Combined				Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments		Voya Large Cap Value Fund Pro Forma Combined
Shares	Shares	Shares	Shares				Value	Value	Value		Value
353,818	980,246	173,928	1,507,992		Pfizer, Inc.		10,483,627	29,044,689	5,153,499	(A)	44,681,815
59,451	206,093	51,506	317,050		UnitedHealth Group, Inc.		4,734,083	16,411,186	4,101,398	(A)	25,246,667
							49,244,393	109,913,973	9,931,267		169,089,633

					Industrials:	9.9%
73,363	96,918	(21,184)	149,097		Boeing Co.		9,922,346	13,108,160	(2,865,154	)(A)	20,165,352
77,900	138,300	(3,442)	212,758		Caterpillar, Inc.		7,963,717	14,138,409	(351,858	)(A)	21,750,268
59,833	-	(59,833)	-		Fluor Corp.		4,492,262	-	(4,492,262	)(A)	-
41,237	91,697	8,131	141,065		General Dynamics Corp.		4,870,914	10,831,250	960,432	(A)	16,662,596
347,184	794,923	80,788	1,222,895		General Electric Co.		9,301,059	21,295,987	2,164,309	(A)	32,761,355
-	70,100	37,741	107,841		Hubbell, Inc.		-	8,201,700	4,415,644	(A)	12,617,344
504,700	-	(504,700)	-		Mueller Water Products, Inc.		4,254,621	-	(4,254,621	)(A)	-
19,007	45,202	5,329	69,538		TransDigm Group, Inc.		3,586,811	8,530,069	1,005,621	(A)	13,122,501
35,063	42,827	(12,006)	65,884		Union Pacific Corp.		6,987,004	8,534,136	(2,392,382	)(A)	13,128,758
42,300	-	(42,300)	-		Wesco International, Inc.		3,613,266	-	(3,613,266	)(A)	-
							54,992,000	84,639,711	(9,423,537)		130,208,174

					Information Technology:	9.3%
53,500	-	(53,500)	-		Analog Devices, Inc.		2,802,330	-	(2,802,330	)(A)	-
51,400	-	(51,400)	-	@	Ansys, Inc.		3,775,330	-	(3,775,330	)(A)	-
32,948	28,209	(17,761)	43,396		Apple, Inc.		20,856,084	17,856,297	(11,242,582	)(A)	27,469,799
216,300	-	(216,300)	-		Applied Materials, Inc.		4,367,097	-	(4,367,097	)(A)	-
72,900	-	(72,900)	-		Automatic Data Processing, Inc.		5,808,672	-	(5,808,672	)(A)	-
373,296	769,339	40,902	1,183,537		Cisco Systems, Inc.		9,190,547	18,941,126	1,007,007	(A)	29,138,680
108,307	-	(108,307)	-		Fidelity National Information Services, Inc.		5,864,824	-	(5,864,824	)(A)	-
189,700	-	(189,700)	-		Jabil Circuit, Inc.		3,570,154	-	(3,570,154	)(A)	-
98,087	180,365	(982)	277,470		Microchip Technology, Inc.		4,668,941	8,585,374	(46,734	)(A)	13,207,581
367,841	520,355	(87,691)	800,505		Microsoft Corp.		15,059,411	21,303,334	(3,590,088	)(A)	32,772,657
81,950	109,900	(22,782)	169,068		TE Connectivity Ltd.		4,872,747	6,534,654	(1,354,610	)(A)	10,052,791
379,762	521,992	(98,731)	803,023		Xerox Corp.		4,690,061	6,446,601	(1,219,330	)(A)	9,917,332
							85,526,198	79,667,386	(42,634,744)		122,558,840

13

PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)
Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Large Cap Value Fund Pro Forma Combined					Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments		Voya Large Cap Value Fund Pro Forma Combined
Shares	Shares	Shares	Shares					Value	Value	Value		Value
					Materials:		3.7%
196,488	361,203	(2,023)	555,668		Freeport-McMoRan Copper & Gold, Inc.			6,690,416	12,298,962	(68,881	)(A)	18,920,497
149,576	233,668	(23,773)	359,471		International Paper Co.			7,124,305	11,129,607	(1,132,329	)(A)	17,121,583
49,774	81,702	(5,787)	125,689		LyondellBasell Industries NV - Class A			4,955,997	8,135,068	(576,226	)(A)	12,514,839
								18,770,718	31,563,637	(1,777,436)		48,556,919

					Telecommunication Services:		2.0%
186,522	457,291	59,675	703,488		CenturyTel, Inc.			7,026,284	17,226,152	2,247,959	(A)	26,500,395

					Utilities:		6.8%
189,500	595,605	131,163	916,268		CenterPoint Energy, Inc.			4,570,740	14,365,993	3,163,646	(A)	22,100,379
65,000	189,673	37,116	291,789		DTE Energy Co.			4,947,800	14,437,909	2,825,305	(A)	22,211,014
61,400	200,760	46,685	308,845		Entergy Corp.			4,630,788	15,141,319	3,521,020	(A)	23,293,127
-	162,000	-	162,000	L,X	Mirant Corp.			-	-	-		-
83,500	259,479	56,199	399,178		Pinnacle West Capital Corp.			4,627,570	14,380,326	3,114,533	(A)	22,122,429
								18,776,898	58,325,547	12,624,504		89,726,949

								450,647,711	827,393,862	(5,194,079)		1,272,847,494
		EXCHANGE-TRADED FUNDS:				1.1%
					Exchange-Traded Funds:		1.1%
-	97,697	52,598	150,295		iShares Russell 1000 Value Index Fund			-	9,647,579	5,194,079	(A)	14,841,658

					Total Long-Term Investments
					(Cost $354,810,357, $727,602,556 and $1,082,412,913 Pro Forma Combined)			450,647,711	837,041,441	-	(A)	1,287,689,152

		SHORT-TERM INVESTMENTS:				2.6%
					Mutual Funds:		2.6%

14

PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)
Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Large Cap Value Fund Pro Forma Combined					Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Voya Large Cap Value Fund Pro Forma Combined
Shares	Shares	Shares	Shares					Value	Value	Value	Value
9,278,079	24,482,923		33,761,002		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††			$9,278,079	$24,482,923	$-	$33,761,002

Principal amount†	Principal amount†		Principal amount†					Value	Value	Value	Value
					Securities Lending Collateral:		0.0%
-	433,962		433,962		BNP Paribas Bank, Repurchase Agreement dated 05/30/14, 0.07%, due 06/02/14 (Repurchase Amount $433,964, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $442,641, due 06/12/14-04/30/20)			-	433,962		433,962

					Total Short-Term Investments
					(Cost $9,278,079, $24,916,885 and $34,194,964 Pro Forma Combined)			9,278,079	24,916,885	-	34,194,964

					Total Investments in Securities
					(Cost $364,088,436, $752,519,441 and $1,116,607,877 Pro Forma Combined) *	100.5%		$459,925,790	$861,958,326	$-	$1,321,884,116
					Other Assets and Liabilities - Net	(0.5)		4,572,626	(11,406,511)	-	(6,833,885)
					Net Assets	100.0%		$464,498,416	$850,551,815	$-	$1,315,050,231

				†	Unless otherwise indicated, principal amount is shown in USD.
				††	Rate shown is the 7-day yield as of May 31, 2014.
				ADR	American Depositary Receipt
				cc	Securities purchased with cash collateral for securities loaned.

15

PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)
Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Large Cap Value Fund Pro Forma Combined			Core Equity Fund	Large Cap Value Fund	Pro Forma adjustments	Voya Large Cap Value Fund Pro Forma Combined
Shares	Shares	Shares	Shares			Value	Value	Value	Value
				L	Loaned security, a portion or all of the security is on loan at
					May 31, 2014.
				X	Fair value determined by Voya funds Valuation Committee
					appointed by the Funds' Board of Directors/Trustees.
				(1)	Collateral received from brokers for securities lending was invested into these
					short-term investments.
				@	Non-income producing security
				(A)	Reflects adjustments related to portfolio transitioning

				*	Cost for federal income tax purposes is:	$365,296,461	$753,728,049	$-	$1,119,024,510
					Net unrealized appreciation consists of:
					Gross Unrealized Appreciation	$98,206,404	$111,743,136	$-	$209,949,540
					Gross Unrealized Depreciation	(3,577,075)	(3,512,859)	-	(7,089,934)
					Net Unrealized Appreciation	$94,629,329	$108,230,277	$-	$202,859,606

16

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31,2014 in valuing the assets and liabilities:

	Core Equity Fund	Large Cap Value Fund	Pro-forma adjustments	Large Cap Value Fund Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$459,925,790	$861,524,364	$–	$1,321,450,154
Level 2 - Other Significant Observable Inputs		433,962		433,962
Level 3 - Significant Unobservable Inputs
Total Investments, at value	$459,925,790	$861,958,326	$–	$1,321,884,116

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.

17

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Directors/Trustees (the “Board”) of Voya Core Equity Research Fund (“Core Equity Research Fund”) and Voya Large Cap Value Fund (“Large Cap Value”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated May 22, 2014 (the “Plan”) whereby, subject to approval by the shareholders of Core Equity Research Fund, Large Cap Value Fund will acquire all of the assets of Core Equity Research Fund, subject to the liabilities of such Fund, in exchange for Large Cap Value Fund issuing shares of such fund to shareholders of Core Equity Research Fund in a number equal in value to net assets of Core Equity Research Fund (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Large Cap Value Fund remaining as both the tax and accounting survivor. The audited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at May 31, 2014. The audited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Core Equity Research Fund and Large Cap Value Fund at May 31, 2014. The audited pro forma Statement of Operations reflects the results of operations of Core Equity Research Fund and Large Cap Value Fund for the twelve-months ended May 31, 2014. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Core Equity Research Fund and Large Cap Value Fund under U.S. generally accepted accounting principles for investment companies. The audited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Core Equity Research Fund and Large Cap Value Fund as of May 31, 2014. This audited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of a significant portion of holdings of Core Equity Research Fund and the purchases of assets Large Cap Value Fund may hold or wish to hold, will take place shortly prior to the closing date of the Merger. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Large Cap Value Fund for pre-combination periods will not be restated.

The audited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Fund. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The audited pro forma net asset value per share assumes additional shares of common Large Cap Value Fund issued in connection with the proposed acquisition of Core Equity Research Fund by Large Cap Value Fund as of May 31, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of Core Equity Research Fund by the respective class net asset value per share of Large Cap Value Fund.

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Note 4 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $260,000. These costs represent the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs are estimated to be $125,000. These expenses will be paid by the Adviser (or an affiliate). Actual results could differ from these estimates.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

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Voya Equity Trust

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or Officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)	Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

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Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other  than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

1.    (a)           Amended and Restated Declaration of Trust for Voya Equity Trust (formerly, ING Equity Trust) dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(b)          Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(c)          Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 (Name change for ING Research Enhanced Index Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(d)          Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(e)          Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement filed on Form N-1A on April 5, 2004 and incorporated herein by reference.

(f)          Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(g)          Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

(h)          Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 25, 2004 (ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(i)           Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (Class O shares of ING Financial Services Fund and ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

(j)           Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

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(k)          Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(l)           Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(m)         Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(n)          Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated September 2, 2004 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(o)          Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 – Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

(p)          Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(q)          Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 17, 2005 (ING Principal Protection Fund XIII) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(r)           Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 1, 2005 (ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(s)          Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice and ING SmallCap Value Choice Funds) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

(t)          Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(u)          Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund) dated March 30, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(v)         Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolition of Class Q shares of ING Principal Protection Fund II, III and VI) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(w)         Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund to ING Index Plus LargeCap Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

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(x)          Abolition of Series of Shares of Beneficial Interest dated October 24, 2006 (ING Convertible Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(y)          Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund to ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(z)          Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (ING Principal Protection Fund II into ING Index Plus LargeCap Equity Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(aa)        Abolition of Series of Shares of Beneficial Interest dated March 12, 2007 (ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(bb)       Abolition of Series of Shares of Beneficial Interest dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(cc)        Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (ING Principal Protection Fund III into ING Index Plus LargeCap Equity Fund III) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(dd)       Abolition of Series of Shares of Beneficial Interest dated October 19, 2004 (ING Tax Efficient Equity Fund) – Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(ee)        Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007 (Redesignation of ING Principal Protection Fund IV to ING Index Plus LargeCap Equity Fund IV) – Filed as an exhibit to Post-Effective Amendment No. 83 on October 4, 2007 and incorporated herein by reference.

(ff)         Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (ING Equity Dividend Fund) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

(gg)       Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class W Shares), effective November 19, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

(hh)       Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008 (Redesignation of ING Principal Protection Fund V to ING Index Plus LargeCap Equity Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed on January 22, 2008 and incorporated herein by reference.

(ii)          Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008 (Redesignation of ING Principal Protection Fund VI to ING Index Plus LargeCap Equity Fund VI) – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement to Form N-1A filed on April 23, 2008 and incorporated herein by reference.

(jj)          Amendment Establishment and Designation of Series and Classes of Beneficial Interest , Par Value $0.01 Per Share, effective May 30, 2008 (Class O Shares for ING MidCap Opportunities Fund and ING Value Choice) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(kk)        Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008 (Redesignation of ING Principal Protection Fund VII to ING Index Plus LargeCap Equity Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement to Form N-1A filed on June 23, 2008 and incorporated herein by reference.

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(ll)          Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008 (Redesignation of ING Principal Protection Fund VIII to ING Index Plus LargeCap Equity Fund VIII) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement to Form N-1A filed on December 18, 2008 and incorporated herein by reference.

(mm)      Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009 (Redesignation of ING Principal Protection Fund IX to ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement to Form N-1A filed on April 15, 2009 and incorporated herein by reference.

(nn)       Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 1, 2009 (Class W for ING Equity Dividend Fund and ING MidCap Opportunities Fund) - Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

(oo)       Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund VIII, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(pp)       Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund IX, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(qq)       Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009 (Redesignation of ING Principal Protection Fund X to ING Index Plus LargeCap Equity Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(rr)         Abolition of Series of Shares of Beneficial Interest dated September 14, 2009 (ING Index Plus LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ss)        Amended Certificate of Declaration of Trust and Redesignation of Series, effective September 30, 2009 (Class W shares for ING Growth Opportunities Fund ) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

(tt)         Certificate of Amendment of Declaration of Trust, effective November 20, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(uu)       Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 7, 2009 (abolishment of Class Q shares of ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(vv)       Abolition of Series of shares of Beneficial Interest dated February 8, 2010 (ING SmallCap Value Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ww)      Abolition of Series of Shares of Beneficial Interest dated March 25, 2010 (ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(xx)        Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund X, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(yy)       Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XI, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

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(zz)         Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XII, effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(aaa)      Plan of Recapitalization of Class Q shares as Class W shares for ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund, effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(bbb)     Abolition of Series of Shares of Beneficial Interest dated June 28, 2010 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ccc)      Abolition of Series of Shares of Beneficial Interest dated August 23, 2010 (ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ddd)     Abolition of Series of Shares of Beneficial Interest dated January 2, 2011 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(eee)      Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R Shares for ING Equity Divided Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(fff)        Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R Shares of ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(ggg)     Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 15, 2011 (Class I Shares of ING Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

(hhh)     Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012 (ING Equity Dividend Fund into ING Large Cap Value Fund) – Filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement Form on N-1A filed on July 27, 2012 and incorporated herein by reference.

(iii)         Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective January 9, 2013 (Class O shares of ING Large Cap Value Fund)– Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

(jjj)         Amended Certificate of Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING SmallCap Opportunities Fund)– Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

(kkk)      Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING Large Cap Value Fund and ING MidCap Opportunities Fund)– Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

(lll)         Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 17, 2007 (Redesignation of ING SmallCap Value Choice Fund to ING SmallCap Value Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(mmm)   Abolition of Series of Shares of Beneficial Interest dated September 29, 2008 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

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(nnn)     Abolition of Series of Shares of Beneficial Interest dated November 10, 2008 (ING Index Plus LargeCap Equity Funds I-VII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(ooo)     Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 26, 2009 (Redesignation of ING LargeCap Growth Fund to ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(ppp)     Abolition of Series of Shares of Beneficial Interest dated February 9, 2009 (ING Financial Services Fund and ING Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(qqq)     Abolition of Series of Shares of Beneficial Interest dated January 3, 2011 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(rrr)       Abolition of Series of Shares of Beneficial Interest dated July 15, 2013 (ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(sss)      Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective May 1, 2014 (Redesignation of the Trust to Voya Equity Trust of ING Growth Opportunities Fund to Voya Growth Opportunities Fund, of ING Large Cap Value Fund to Voya Large Cap Value Fund, of ING MidCap Opportunities Fund to Voya MidCap Opportunities Fund, of ING Mid Cap Value Fund to Voya Multi-Manager Mid Cap Value Fund, of ING Real Estate Fund to Voya Real Estate Fund and of ING SmallCap Opportunities Fund to Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(ttt)        Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, dated May 22, 2014 (Class R6 shares of Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2014 and incorporated herein by reference.

2.    (a)           By-Laws dated June 12, 1998 – Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(b)          Amendment to the By-Laws of the Pilgrim Equity Trust dated July 26, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

3.	Not Applicable.

4.	Agreement and Plan of Reorganization between Voya Core Equity Research Fund, a series of Voya Series Fund, Inc., and Voya Large Cap Value Fund, a series of Voya Equity Trust– Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Not Applicable.

6.    (a)          Investment Management Agreement dated May 13, 2013, between Voya Investments, LLC (formerly, ING Investments, LLC) and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(i)          Reduction Letter effective February 10, 2014 to the Investment Management Agreement dated May 13, 2013 with respect to Voya Mid Cap Value Fund for the period from February 10, 2014 through October 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(b)          Investment Management Agreement dated May 13, 2013, between Voya Investments, LLC and Voya Equity Trust with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(i)          Amended Schedule A effective December 31, 2013 to the Investment Management Agreement dated May 13, 2013 between Voya Investments, LLC and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No.

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135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(c)          Form of Amended and Restated Investment Management Agreement dated May 13, 2013 as amended and restated October 1, 2014, between Voya Investments, LLC and Voya Equity Trust with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(d)          Form of Amended and Restated Investment Management Agreement dated May 13, 2013 as amended and restate October 1, 2014, between Voya Investments, LLC and Voya Equity Trust with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(e)          Sub-Advisory Agreement dated May 13, 2013 between Voya Investments, LLC and Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(f)          Sub-Advisory Agreement dated May 13, 2013 between Voya Investments, LLC and CBRE Clarion Securities LLC – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(g)          Sub-Advisory Agreement dated May 13, 2013 between Voya Investments, LLC and RBC Global Asset Management (U.S.) Inc. – Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

(h)          Sub-Advisory Agreement dated May 13, 2013, between Voya Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(i)           Form of Amended and Restated Sub-Advisory Agreement effective May 13, 2013 as amended and restated October 1, 2014 between Voya Investments, LLC and CBRE Clarion Securities LLC – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(j)           Form of Amended and Restated Sub-Advisory Agreement effective May 13, 2013 as amended and restated October 1, 2014 between Voya Investments, LLC and RBC Global Asset Management (U.S.) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(k)          Form of Amended and Restated Sub-Advisory Agreement effective May 13, 2013 as amended and restated October 1, 2014, between Voya Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(l)           Form of Amended and Restated Sub0Advisory Agreement effective February 10, 2014 as amended and restated October 1, 2014, between Voya Investments, LLC and LSV Asset Management – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(m)         Expense Limitation Agreement, effective May 13, 2013, between Voya Investments, LLC, Voya Equity Trust, and CBRE Clarion Securities LLC – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(i)          Amended Schedule A effective June 30, 2014 to the Expense Limitation Agreement between Voya Investments, LLC, Voya Equity Trust and CBRE Clarion Securities LLC – Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2014 and incorporated herein by reference.

(n)          Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

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(i)          Amended Schedule A dated October 1, 2014 to the Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(ii)         Expense Limitation Recoupments letter dated October 1, 2014 between Voya Investments, LLC, and Voya Equity Trust for Voya Mid Cap Opportunities Fund and Voya SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(iii)        Fee Waiver Letter dated January 1, 2014 between Voya Investments, LLC and Voya Equity Trust for Voya Large Cap Value Fund, effective January 1, 2014 through October 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(o)          Expense Limitation Agreement between Voya Investments, LLC, Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) and Voya Equity Trust, effective May 1, 2013, with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(i)          Amended Schedule A dated May 30, 2014 to the Expense Limitation Agreement, effective May 13, 2013, between Voya Investments, LLC, Voya Investments Distributor, LLC and Voya Equity Trust with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(ii)         Fee Waiver Letter dated December 31, 2013 between Voya Equity Trust and Voya Investments, LLC for Voya Growth Opportunities Fund (Class A, Class B, Class C, Class I, and Class W shares), for the period from December 31, 2014 through October 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(iii)        Fee Waiver Letter between Voya Equity Trust and Voya Investments, LLC for Class R shares of Voya Growth Opportunities Fund, effective May 30, 2014 through the period ending October 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

7.    (a)          Underwriting Agreement, dated May 13, 2013, between Voya Equity Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(b)          Underwriting Agreement dated May 13, 2013 between Voya Equity Trust and Voya Investments Distributor, LLC with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(c)          Form of Amended and Restated Underwriting Agreement, dated May 13, 2013 as amended and restated October 1, 2014, between Voya Equity Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(d)          Form of Amended and Restated Underwriting Agreement dated May 13, 2013 as amended and restated October 1, 2014 between Voya Equity Trust and Voya Investments Distributor, LLC with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

8.	Not Applicable.

9.    (a)          Custody Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(i)          Amended Exhibit A dated August 6, 2014 to the Custody Agreement between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

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(b)          Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)          Amended Exhibit A dated August 6, 2014 to the Foreign Custody Manager Agreement between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(ii)         Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon– Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement to Form N-1A filed on September 29, 2008 and incorporated herein by reference.

(c)          Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and the Bank of New York Mellon (formerly, Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(i)          Amended Exhibit A dated August 6, 2014 with respect to the Securities Lending Agreement and Guaranty between Voya Equity Trust and Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(d)          The Bank of New York Cash Reserve Agreement dated March 31, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)          Amended Exhibit A dated August 6, 2014 to the Bank of New York Cash Reserve Agreement between Voya Equity Trust and Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

10.  (a)          Sixth Amended and Restated Distribution and Service Plan (Classes A, B, and C Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002, April 1, 2009, and November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(i)          Amended Schedule A and Amended Schedule B, dated November 21, 2013, to the Sixth Amended and Restated Distribution and Service Plan (Classes A, B and C shares) – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(b)          Amended and Restated Service and Distribution Plan dated November 29, 2012 with regard to Class A shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(c)          Amended and Restated Service and Distribution Plan dated November 29, 2012 with regard to Class B shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(d)          Amended and Restated Service and Distribution Plan dated November 29, 2012 with regard to Class C shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(e)          Amended and Restated Shareholder Service Plan dated November 29, 2012 with regard to Class O shares – Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

(i)          Amended Schedule A, dated November 21, 2013, to the Amended and Restated Shareholder Service Plan with regard to Class O shares – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(f)          Amended and Restated Shareholder Service and Distribution Plan dated November 29, 2012 with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

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(i)          Fee Waiver Letter dated October 1, 2014 for the Shareholder Service and Distribution Plan with regard to Class R shares of the Voya Large Cap Value Fund, effective October 1, 2014 for the period ending October 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(ii)         Amended Schedule A, dated October 1, 2014, to the Amended and Restated Shareholder Service and Distribution Plan with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(g)          Form of Seventh Amended and Restated Distribution and Service Plan (Classes A, B, and C shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002, April 1, 2009, November 29, 2012, and September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(h)          Form of Second Amended and Restated Service and Distribution Plan dated November 29, 2012, as amended and restated September 12, 2014 with regard to Class A shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(i)           Form of Second Amended and Restated Service and Distribution Plan dated November 29, 2012, as amended and restated September 12, 2014 with regard to Class B shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(j)           Form of Second Amended and Restated Service and Distribution Plan dated November 29, 2012, as amended and restated September 12, 2014 with regard to Class C shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(k)          Form of Second Amended and Restated Service and Distribution Plan dated November 29, 2012, as amended and restated September 12, 2014 with regard to Class O shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(l)           Form of Second Amended and Restated Shareholder Service and Distribution Plan dated November 29, 2012 as amended and restated October 1, 2014 with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(m)         Sixth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Equity Trust dated September 6, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed herein.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13.  (a)          Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Equity Trust. – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

(i)          Amended Exhibit A dated August 6, 2014 with respect to the Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. and Voya Equity Trust – – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(ii)         Amendment to Transfer Agency Services Agreement dated February 8, 2011 between BNY Mellon Investment Servicing (US) Inc. and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

11

(b)          Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)          Amended Exhibit A dated August 6, 2014 to the Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(c)          Amended and Restated Administration Agreement dated September 23, 2002, as amended and restated on March 7, 2013 between Voya Equity Trust and Voya Funds Services, LLC (formerly ING Funds Services, LLC) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(d)          Shareholder Service Agreement made on September 23, 2002 between Voya Equity Trust and Voya Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)          Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between Voya Equity Trust and Voya Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(e)          Shareholder Services Agreement made on September 1, 2004 between Voya Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) and ING Direct Securities, Inc. (Class O Shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(f)          Form of Amended and Restated Administration Agreement dated September 23, 2002, as amended and restated on March 7, 2014 and as further amended and restated October 1, 2014 between Voya Equity Trust and Voya Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

14.	Consent of independent registered public accounting firm – Filed herein.

15.	Not Applicable.

16.	Powers of Attorney – Filed herein.

17.	Not Applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 488 under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 6th day of November, 2014.

Voya Equity Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	November 6, 2014

John V. Boyer*	Trustee	November 6, 2014

Patricia W. Chadwick*	Trustee	November 6, 2014

Albert E. DePrince, Jr.*	Trustee	November 6, 2014

Peter S. Drotch*	Trustee	November 6, 2014

J. Michael Earley*	Trustee	November 6, 2014

Russell H. Jones*	Trustee	November 6, 2014

Patrick W. Kenny*	Trustee	November 6, 2014

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	November 6, 2014

Joseph E. Obermeyer*	Trustee	November 6, 2014

Sheryl K. Pressler*	Trustee	November 6, 2014

Colleen D. Baldwin*	Trustee	November 6, 2014

Roger B. Vincent*	Trustee	November 6, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee - Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney